UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1.	Shareholder Report.

Annual Report

31 December 2015

State Street Master Funds

State Street Equity 500 Index Portfolio

State Street Master Funds

State Street Equity 500 Index Portfolio

Annual Report

December 31, 2015

State Street Equity 500 Index Portfolio

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The State Street Equity 500 Index Portfolio’s (the “Fund”) investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). In seeking to achieve this objective, the Fund utilizes a passive management strategy designed to track the performance of the Index. The Fund also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index. During the 12-month period ended December 31, 2015 (the “Reporting Period”), the Fund invested in S&P 500 futures contracts to equitize the small amount of cash in the portfolio. Futures performance did not have a material impact on portfolio performance.

For the Reporting Period, the total return for the Fund was 1.41%, and the total return for the Index was 1.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund, managing cash inflows to and outflows from the Fund and small security misweights contributed to the difference between the Fund’s performance and that of the Index.

After a turbulent January 2015 for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions taken the prior month moderated. In March, the Bureau of Labor Statistics reported better than expected employment numbers which potentially increased the likelihood that the U.S Federal Reserve (the “Fed”) would increase interest rates sooner rather than later. This possibility contributed to a selloff of gold and U.S. equities. However, the rout was short lived as news broke that the Fed would allow several large Wall Street banks to initiate or raise their dividends. U.S. equities rallied on the news.

Kicking off the second quarter of 2015, April provided a bumpy ride for investors exposed to a number of recent popular trends in the market. After rising for nine consecutive months on anticipated policy divergence between the Fed and other central banks, the U.S. dollar declined nearly 4% for the month, which reflected in part a softening in U.S. economic data and a later than expected start to Fed interest rate hikes. Global markets entered the month of May 2015 digesting an initial first quarter 2015 GDP report released in April that showed a much lower than expected 0.2% annualized rate of growth in the U.S. Despite the weak U.S. growth data, May opened with global interest rates continuing to rise sharply on the heels of a market selloff that began in late April 2015.

Markets in the third quarter of 2015 were unsettled by a steady stream of worrying headlines from Europe. After the market selloff in August, expectations that the Fed would make good on the median forecast of Fed Board members and bank presidents in June that interest rates would increase in two increments for the remainder of the year beginning in September 2015 were brought into question.

Contributing to a lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a year over year decline in the earnings of issuers listed on the Index. This falloff in earnings is most significantly attributable to the energy sector where a significant decline in oil prices through the end of September corresponded to a nearly identical decline in energy sector earnings. Excluding the energy sector, aggregate earnings growth for issuers included in the Index remained positive, though still soft given the impact on multinationals of the stronger U.S. dollar and the backdrop of subdued global growth.

State Street Master Funds

State Street Equity 500 Index Portfolio

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — (continued)

After being battered to close the third quarter of 2015 on a rapidly deteriorating global growth outlook, equity markets found their footing in October to open the fourth quarter. The shift in market sentiment was aided by new policy commitments from global central banks to provide additional stimulus to combat the effects of a slowing global economy – commitments that were seemingly validated when the International Monetary Fund downgraded its forecast for global growth in early October. The fourth quarter proved a strong one for the Index, which finished positive for the three month period.

On an individual security level, the top positive contributors to the Fund’s performance were: Amazon.com, Inc., Microsoft Corp., and General Electric Co. The top negative contributors to the Fund’s performance were: Kinder Morgan, Inc. Class P, Exxon Mobil Corp., and QUALCOMM Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Master Funds

State Street Equity 500 Index Portfolio

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Total Return Average Annual Five Years Ended December 31, 2015	Total Return Average Annual Ten Years Ended December 31, 2015

State Street Equity 500 Index Portfolio	1.41%	12.52%	7.28%

S&P 500® Index(b)	1.38%	12.56%	7.30%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

State Street Master Funds

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Common Stocks	98.2%
Money Market Fund	2.1
U.S. Government Security	0.2
Liabilities in Excess of Other Assets	(0.5)
Total	100.0%

Top Five Sectors (excluding short-term investments)*	December 31, 2015
Information Technology	20.3%
Financials	16.2
Health Care	14.9
Consumer Discretionary	12.7
Consumer Staples	9.9
Industrials	9.9
Total	83.9%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – 98.2%
Consumer Discretionary – 12.7%
Advance Auto Parts, Inc.	6,700	$1,008,417
Amazon.com, Inc.(a)	33,702	22,778,845
AutoNation, Inc.(a)	7,269	433,669
AutoZone, Inc.(a)	2,588	1,920,063
Bed Bath & Beyond, Inc.(a)	14,630	705,898
Best Buy Co., Inc.	25,813	786,006
BorgWarner, Inc.	21,223	917,470
Cablevision Systems Corp. Class A	18,012	574,583
CarMax, Inc.(a)	18,797	1,014,474
Carnival Corp.	40,349	2,198,214
CBS Corp. Class B, NVDR	38,493	1,814,175
Chipotle Mexican Grill, Inc.(a)	2,814	1,350,298
Coach, Inc.	26,700	873,891
Comcast Corp. Class A	215,065	12,136,118
D.R. Horton, Inc.	29,279	937,806
Darden Restaurants, Inc.	9,917	631,118
Delphi Automotive PLC	25,581	2,193,059
Discovery Communications, Inc. Class A(a)	12,597	336,088
Discovery Communications, Inc. Class C(a)	23,197	585,028
Dollar General Corp.	25,487	1,831,751
Dollar Tree, Inc.(a)	19,382	1,496,678
Expedia, Inc.	10,923	1,357,729
Ford Motor Co.	338,760	4,773,128
Fossil Group, Inc.(a)	3,917	143,206
GameStop Corp. Class A	9,878	276,979
Gap, Inc.	19,364	478,291
Garmin, Ltd.	11,460	425,968
General Motors Co.	126,077	4,287,879
Genuine Parts Co.	14,220	1,221,356
Goodyear Tire & Rubber Co.	23,813	777,971
H&R Block, Inc.	20,651	687,885
Hanesbrands, Inc.	36,500	1,074,195
Harley-Davidson, Inc.	15,285	693,786
Harman International Industries, Inc.	6,105	575,152
Hasbro, Inc.	9,128	614,862
Home Depot, Inc.	110,610	14,628,173
Interpublic Group of Cos., Inc.	36,328	845,716
Johnson Controls, Inc.	54,906	2,168,238
Kohl’s Corp.	15,788	751,982
L Brands, Inc.	23,046	2,208,268
Leggett & Platt, Inc.	12,244	514,493
Lennar Corp. Class A	15,425	754,437
Lowe’s Cos., Inc.	81,312	6,182,964
Macy’s, Inc.	25,761	901,120
Marriott International, Inc. Class A	17,797	1,193,111
Mattel, Inc.	32,943	895,061
McDonald’s Corp.	80,815	9,547,484
Michael Kors Holdings, Ltd.(a)	15,186	608,351
Mohawk Industries, Inc.(a)	5,669	1,073,652
Netflix, Inc.(a)	37,096	4,243,040
Newell Rubbermaid, Inc.	24,251	1,068,984
News Corp. Class A	28,814	384,955
News Corp. Class B	15,000	209,400
NIKE, Inc. Class B	119,002	7,437,625
Nordstrom, Inc.	10,656	530,775

O’Reilly Automotive, Inc.(a)	8,920	2,260,506
Omnicom Group, Inc.	19,950	1,509,417
Priceline Group, Inc.(a)	4,408	5,619,980
PulteGroup, Inc.	27,643	492,598
PVH Corp.	7,251	534,036
Ralph Lauren Corp.	5,436	606,005
Ross Stores, Inc.	35,944	1,934,147
Royal Caribbean Cruises, Ltd.	14,600	1,477,666
Scripps Networks Interactive, Inc. Class A	8,863	489,326
Signet Jewelers, Ltd.	7,400	915,306
Staples, Inc.	55,534	525,907
Starbucks Corp.	130,992	7,863,450
Starwood Hotels & Resorts Worldwide, Inc.	14,744	1,021,464
Target Corp.	54,844	3,982,223
TEGNA, Inc.	19,952	509,175
Tiffany & Co.	10,881	830,111
Time Warner Cable, Inc.	24,774	4,597,807
Time Warner, Inc.	71,580	4,629,079
TJX Cos., Inc.	57,275	4,061,370
Tractor Supply Co.	11,074	946,827
TripAdvisor, Inc.(a)	8,815	751,479
Twenty-First Century Fox, Inc. Class A	102,309	2,778,712
Twenty-First Century Fox, Inc. Class B	38,400	1,045,632
Under Armour, Inc. Class A(a)	16,476	1,328,130
Urban Outfitters, Inc.(a)	9,239	210,187
VF Corp.	28,228	1,757,193
Viacom, Inc. Class B	29,841	1,228,256
Walt Disney Co.	133,593	14,037,952
Whirlpool Corp.	7,259	1,066,129
Wyndham Worldwide Corp.	11,446	831,552
Wynn Resorts, Ltd.	6,959	481,493
Yum! Brands, Inc.	36,990	2,702,120

		203,085,100

Consumer Staples – 9.9%
Altria Group, Inc.	171,270	9,969,627
Archer-Daniels-Midland Co.	55,192	2,024,442
Brown-Forman Corp. Class B	8,861	879,720
Campbell Soup Co.	14,283	750,572
Church & Dwight Co., Inc.	11,400	967,632
Clorox Co.	11,279	1,430,516
Coca-Cola Co.	343,722	14,766,297
Coca-Cola Enterprises, Inc.	17,013	837,720
Colgate-Palmolive Co.	78,279	5,214,947
ConAgra Foods, Inc.	38,551	1,625,310
Constellation Brands, Inc. Class A	15,476	2,204,401
Costco Wholesale Corp.	38,634	6,239,391
CVS Health Corp.	97,627	9,544,992
Dr. Pepper Snapple Group, Inc.	16,303	1,519,440
Estee Lauder Cos., Inc. Class A	18,963	1,669,882
General Mills, Inc.	51,922	2,993,822
Hershey Co.	13,815	1,233,265
Hormel Foods Corp.	11,049	873,755
J.M. Smucker Co.	10,655	1,314,188
Kellogg Co.	23,507	1,698,851
Keurig Green Mountain, Inc.	10,589	952,798
Kimberly-Clark Corp.	31,773	4,044,703

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Consumer Staples – (continued)
Kraft Heinz Co.	52,651	$3,830,887
Kroger Co.	84,410	3,530,870
McCormick & Co., Inc.	9,561	818,039
Mead Johnson Nutrition Co.	17,868	1,410,679
Molson Coors Brewing Co. Class B	13,709	1,287,549
Mondelez International, Inc. Class A	140,494	6,299,751
Monster Beverage Corp.(a)	13,847	2,062,649
PepsiCo, Inc.	128,138	12,803,549
Philip Morris International, Inc.	136,187	11,972,199
Procter & Gamble Co.	239,361	19,007,657
Reynolds American, Inc.	72,192	3,331,661
Sysco Corp.	43,535	1,784,935
Tyson Foods, Inc. Class A	26,091	1,391,433
Wal-Mart Stores, Inc.	138,099	8,465,469
Walgreens Boots Alliance, Inc.	76,913	6,549,526
Whole Foods Market, Inc.	32,487	1,088,314

		158,391,438

Energy – 6.3%
Anadarko Petroleum Corp.	44,144	2,144,515
Apache Corp.	31,770	1,412,812
Baker Hughes, Inc.	36,294	1,674,968
Cabot Oil & Gas Corp.	38,322	677,916
Cameron International Corp.(a)	17,767	1,122,874
Chesapeake Energy Corp.	45,894	206,523
Chevron Corp.	165,234	14,864,451
Cimarex Energy Co.	7,742	691,980
Columbia Pipeline Group, Inc.	37,878	757,560
ConocoPhillips	107,403	5,014,646
CONSOL Energy, Inc.	18,673	147,517
Devon Energy Corp.	34,750	1,112,000
Diamond Offshore Drilling, Inc.	5,854	123,519
Ensco PLC Class A	19,189	295,319
EOG Resources, Inc.	47,963	3,395,301
EQT Corp.	12,943	674,719
Exxon Mobil Corp.	366,072	28,535,312
FMC Technologies, Inc.(a)	17,509	507,936
Halliburton Co.	75,967	2,585,917
Helmerich & Payne, Inc.	10,974	587,658
Hess Corp.	22,344	1,083,237
Kinder Morgan, Inc.	157,376	2,348,050
Marathon Oil Corp.	63,789	803,103
Marathon Petroleum Corp.	47,302	2,452,136
Murphy Oil Corp.	14,562	326,917
National Oilwell Varco, Inc.	33,841	1,133,335
Newfield Exploration Co.(a)	12,285	400,000
Noble Energy, Inc.	36,495	1,201,780
Occidental Petroleum Corp.	67,535	4,566,041
ONEOK, Inc.	18,404	453,843
Phillips 66	40,592	3,320,426
Pioneer Natural Resources Co.	12,424	1,557,721
Range Resources Corp.	14,541	357,854
Schlumberger, Ltd.	111,272	7,761,222
Southwestern Energy Co.(a)	37,344	265,516
Spectra Energy Corp.	60,741	1,454,139
Tesoro Corp.	9,949	1,048,326
Transocean, Ltd.	27,890	345,278
Valero Energy Corp.	42,086	2,975,901

Williams Cos., Inc.	58,010	1,490,857

		101,879,125

Financials – 16.2%
ACE, Ltd.	28,667	3,349,739
Affiliated Managers Group, Inc.(a)	4,976	794,966
Aflac, Inc.	37,737	2,260,446
Allstate Corp.	34,067	2,115,220
American Express Co.	74,052	5,150,317
American International Group, Inc.	108,032	6,694,743
American Tower Corp. REIT	36,882	3,575,710
Ameriprise Financial, Inc.	15,963	1,698,782
Aon PLC	24,582	2,266,706
Apartment Investment & Management Co. Class A	15,865	635,076
Assurant, Inc.	6,346	511,107
AvalonBay Communities, Inc. REIT	11,929	2,196,487
Bank of America Corp.	916,466	15,424,123
Bank of New York Mellon Corp.	93,991	3,874,309
BB&T Corp.	67,939	2,568,774
Berkshire Hathaway, Inc. Class B(a)	164,819	21,762,701
BlackRock, Inc.	11,118	3,785,901
Boston Properties, Inc. REIT	12,921	1,647,944
Capital One Financial Corp.	46,868	3,382,932
CBRE Group, Inc. Class A(a)	25,008	864,777
Charles Schwab Corp.	105,889	3,486,925
Chubb Corp.	19,396	2,572,685
Cincinnati Financial Corp.	13,605	805,008
Citigroup, Inc.	262,293	13,573,663
CME Group, Inc.	28,992	2,626,675
Comerica, Inc.	15,117	632,344
Crown Castle International Corp. REIT	29,642	2,562,551
Discover Financial Services	38,377	2,057,775
E*TRADE Financial Corp.(a)	25,589	758,458
Equinix, Inc. REIT	5,338	1,614,211
Equity Residential REIT	32,838	2,679,252
Essex Property Trust, Inc. REIT	5,555	1,329,923
Fifth Third Bancorp	71,754	1,442,255
Franklin Resources, Inc.	32,151	1,183,800
General Growth Properties, Inc. REIT	50,542	1,375,248
Goldman Sachs Group, Inc.	35,088	6,323,910
Hartford Financial Services Group, Inc.	36,830	1,600,632
HCP, Inc. REIT	40,777	1,559,313
Host Hotels & Resorts, Inc. REIT	66,359	1,017,947
Huntington Bancshares, Inc.	71,765	793,721
Intercontinental Exchange, Inc.	9,425	2,415,251
Invesco, Ltd.	38,289	1,281,916
Iron Mountain, Inc. REIT	19,374	523,292
JPMorgan Chase & Co.	321,872	21,253,208
KeyCorp	75,079	990,292
Kimco Realty Corp. REIT	37,316	987,381
Legg Mason, Inc.	9,115	357,581
Leucadia National Corp.	27,909	485,338

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Financials – (continued)
Lincoln National Corp.	23,510	$1,181,613
Loews Corp.	23,212	891,341
M&T Bank Corp.	14,234	1,724,876
Macerich Co. REIT	12,245	988,049
Marsh & McLennan Cos., Inc.	44,434	2,463,865
McGraw Hill Financial, Inc.	23,198	2,286,859
MetLife, Inc.	97,826	4,716,191
Moody’s Corp.	15,534	1,558,682
Morgan Stanley	133,155	4,235,661
Nasdaq, Inc.	9,225	536,618
Navient Corp.	35,041	401,219
Northern Trust Corp.	17,910	1,291,132
People’s United Financial, Inc.	28,734	464,054
Plum Creek Timber Co., Inc. REIT	15,886	758,080
PNC Financial Services Group, Inc.	44,542	4,245,298
Principal Financial Group, Inc.	22,826	1,026,714
Progressive Corp.	50,052	1,591,654
Prologis, Inc. REIT	46,747	2,006,381
Prudential Financial, Inc.	38,137	3,104,733
Public Storage REIT	13,052	3,232,980
Realty Income Corp. REIT	20,700	1,068,741
Regions Financial Corp.	124,443	1,194,653
Simon Property Group, Inc. REIT	27,335	5,315,017
SL Green Realty Corp. REIT	9,000	1,016,820
State Street Corp.(b)	34,247	2,272,631
SunTrust Banks, Inc.	46,082	1,974,153
Synchrony Financial(a)	74,871	2,276,827
T Rowe Price Group, Inc.	21,520	1,538,465
Torchmark Corp.	11,284	644,993
Travelers Cos., Inc.	27,798	3,137,282
Unum Group	19,924	663,270
US Bancorp	145,530	6,209,765
Ventas, Inc. REIT	29,803	1,681,783
Vornado Realty Trust REIT	16,246	1,623,950
Wells Fargo & Co.	406,446	22,094,405
Welltower, Inc. REIT	31,581	2,148,455
Weyerhaeuser Co. REIT	47,681	1,429,476
Willis Group Holdings PLC	400	19,428
XL Group PLC	28,120	1,101,742
Zions Bancorp	18,258	498,443

		259,467,614

Health Care – 14.9%
Abbott Laboratories	130,859	5,876,878
AbbVie, Inc.	141,963	8,409,888
Aetna, Inc.	30,215	3,266,846
Agilent Technologies, Inc.	30,375	1,269,979
Alexion Pharmaceuticals, Inc.(a)	19,527	3,724,775
Allergan PLC	34,726	10,851,875
AmerisourceBergen Corp.	17,452	1,809,947
Amgen, Inc.	66,491	10,793,484
Anthem, Inc.	23,219	3,237,657
Baxalta, Inc.	48,545	1,894,711
Baxter International, Inc.	45,145	1,722,282
Becton, Dickinson and Co.	18,204	2,805,054
Biogen, Inc.(a)	19,647	6,018,858
Boston Scientific Corp.(a)	121,577	2,241,880

Bristol-Myers Squibb Co.	146,812	10,099,198
C.R. Bard, Inc.	6,462	1,224,161
Cardinal Health, Inc.	28,124	2,510,629
Celgene Corp.(a)	69,265	8,295,176
Cerner Corp.(a)	27,563	1,658,466
Cigna Corp.	23,011	3,367,200
DaVita HealthCare Partners, Inc.(a)	15,472	1,078,553
DENTSPLY International, Inc.	11,766	715,961
Edwards Lifesciences Corp.(a)	19,290	1,523,524
Eli Lilly & Co.	86,057	7,251,163
Endo International PLC(a)	18,600	1,138,692
Express Scripts Holding Co.(a)	59,247	5,178,780
Gilead Sciences, Inc.	126,346	12,784,952
HCA Holdings, Inc.(a)	26,500	1,792,195
Henry Schein, Inc.(a)	7,600	1,202,244
Humana, Inc.	13,217	2,359,367
Illumina, Inc.(a)	12,900	2,476,091
Intuitive Surgical, Inc.(a)	3,152	1,721,496
Johnson & Johnson	243,341	24,995,988
Laboratory Corp. of America Holdings(a)	8,247	1,019,659
Mallinckrodt PLC(a)	10,300	768,689
McKesson Corp.	20,031	3,950,714
Medtronic PLC	123,904	9,530,696
Merck & Co., Inc.	245,998	12,993,614
Mylan NV(a)	34,207	1,849,573
Patterson Cos., Inc.	6,459	292,011
PerkinElmer, Inc.	9,732	521,343
Perrigo Co. PLC	13,114	1,897,596
Pfizer, Inc.	543,248	17,536,045
Quest Diagnostics, Inc.	12,958	921,832
Regeneron Pharmaceuticals, Inc.(a)	6,758	3,668,715
St. Jude Medical, Inc.	25,753	1,590,763
Stryker Corp.	28,195	2,620,443
Tenet Healthcare Corp.(a)	7,852	237,916
Thermo Fisher Scientific, Inc.	34,812	4,938,082
UnitedHealth Group, Inc.	83,222	9,790,236
Universal Health Services, Inc. Class B	7,800	932,022
Varian Medical Systems, Inc.(a)	9,131	737,785
Vertex Pharmaceuticals, Inc.(a)	21,048	2,648,470
Waters Corp.(a)	6,815	917,163
Zimmer Biomet Holdings, Inc.	15,027	1,541,620
Zoetis, Inc.	41,228	1,975,646

		238,178,583

Industrials – 9.9%
3M Co.	53,543	8,065,718
ADT Corp.	14,656	483,355
Allegion PLC	7,237	477,063
American Airlines Group, Inc.	53,800	2,278,430
AMETEK, Inc.	21,701	1,162,957
Boeing Co.	54,724	7,912,543
Caterpillar, Inc.	52,055	3,537,658
CH Robinson Worldwide, Inc.	13,082	811,346
Cintas Corp.	6,822	621,143
CSX Corp.	84,159	2,183,926
Cummins, Inc.	13,544	1,192,007
Danaher Corp.	51,678	4,799,853
Deere & Co.	27,554	2,101,544

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Industrials – (continued)
Delta Air Lines, Inc.	67,166	$3,404,645
Dover Corp.	13,745	842,706
Dun & Bradstreet Corp.	3,545	368,432
Eaton Corp. PLC	40,999	2,133,588
Emerson Electric Co.	55,269	2,643,516
Equifax, Inc.	10,495	1,168,828
Expeditors International of Washington, Inc.	17,144	773,194
Fastenal Co.	25,742	1,050,788
FedEx Corp.	23,350	3,478,916
Flowserve Corp.	13,755	578,810
Fluor Corp.	13,156	621,226
General Dynamics Corp.	25,689	3,528,641
General Electric Co.	830,049	25,856,026
Honeywell International, Inc.	68,303	7,074,142
Illinois Tool Works, Inc.	28,271	2,620,156
Ingersoll-Rand PLC	24,016	1,327,845
Jacobs Engineering Group, Inc.(a)	11,757	493,206
JB Hunt Transport Services, Inc.	8,500	623,560
Kansas City Southern	9,704	724,598
L-3 Communications Holdings, Inc.	7,265	868,240
Lockheed Martin Corp.	23,249	5,048,520
Masco Corp.	31,639	895,384
Nielsen Holdings PLC	31,775	1,480,715
Norfolk Southern Corp.	27,168	2,298,141
Northrop Grumman Corp.	15,886	2,999,436
PACCAR, Inc.	31,635	1,499,499
Parker-Hannifin Corp.	12,014	1,165,118
Pentair PLC	16,891	836,611
Pitney Bowes, Inc.	18,021	372,134
Precision Castparts Corp.	11,878	2,755,815
Quanta Services, Inc.(a)	17,693	358,283
Raytheon Co.	26,136	3,254,716
Republic Services, Inc.	20,014	880,416
Robert Half International, Inc.	11,874	559,740
Rockwell Automation, Inc.	10,879	1,116,294
Rockwell Collins, Inc.	10,800	996,840
Roper Technologies, Inc.	8,435	1,600,879
Ryder System, Inc.	5,655	321,374
Snap-on, Inc.	5,172	886,636
Southwest Airlines Co.	56,927	2,451,277
Stanley Black & Decker, Inc.	12,750	1,360,807
Stericycle, Inc.(a)	8,204	989,402
Textron, Inc.	26,206	1,100,914
Tyco International PLC	39,336	1,254,425
Union Pacific Corp.	74,138	5,797,592
United Continental Holdings, Inc.(a)	32,000	1,833,600
United Parcel Service, Inc. Class B	61,455	5,913,815
United Rentals, Inc.(a)	8,900	645,606
United Technologies Corp.	72,827	6,996,490
Verisk Analytics, Inc.(a)	14,200	1,091,696
Waste Management, Inc.	35,904	1,916,196
WW Grainger, Inc.	5,512	1,116,676
Xylem, Inc.	13,834	504,941

		158,108,594

Information Technology – 20.3%
Accenture PLC Class A	55,182	5,766,519
Activision Blizzard, Inc.	46,200	1,788,402
Adobe Systems, Inc.(a)	43,413	4,078,217
Akamai Technologies, Inc.(a)	16,234	854,395
Alliance Data Systems Corp.(a)	5,304	1,466,927
Alphabet, Inc. Class C(a)	26,045	19,765,030
Alphabet, Inc. Class A(a)	25,523	19,857,149
Amphenol Corp. Class A	25,880	1,351,712
Analog Devices, Inc.	26,718	1,478,040
Apple, Inc.	490,064	51,584,137
Applied Materials, Inc.	99,753	1,862,388
Autodesk, Inc.(a)	19,970	1,216,772
Automatic Data Processing, Inc.	39,365	3,335,003
Avago Technologies, Ltd.	22,918	3,326,548
Broadcom Corp. Class A	49,835	2,881,460
CA, Inc.	24,759	707,117
Cisco Systems, Inc.	443,429	12,041,314
Citrix Systems, Inc.(a)	14,978	1,133,086
Cognizant Technology Solutions Corp. Class A(a)	53,927	3,236,699
Corning, Inc.	110,150	2,013,542
CSRA, Inc.	13,232	396,960
eBay, Inc.(a)	99,458	2,733,106
Electronic Arts, Inc.(a)	26,721	1,836,267
EMC Corp.	171,574	4,406,020
F5 Networks, Inc.(a)	6,159	597,177
Facebook, Inc. Class A(a)	199,107	20,838,539
Fidelity National Information Services, Inc.	23,086	1,399,012
First Solar, Inc.(a)	6,849	451,965
Fiserv, Inc.(a)	20,842	1,906,209
FLIR Systems, Inc.	11,839	332,321
Harris Corp.	9,998	868,826
Hewlett Packard Enterprise Co.	151,063	2,296,158
HP, Inc.	163,963	1,941,322
Intel Corp.	415,420	14,311,219
International Business Machines Corp.	78,647	10,823,400
Intuit, Inc.	24,526	2,366,759
Juniper Networks, Inc.	27,944	771,254
KLA-Tencor Corp.	12,673	878,873
Lam Research Corp.	14,181	1,126,255
Linear Technology Corp.	20,421	867,280
MasterCard, Inc. Class A	87,349	8,504,299
Microchip Technology, Inc.	19,906	926,425
Micron Technology, Inc.(a)	88,228	1,249,308
Microsoft Corp.	702,177	38,956,780
Motorola Solutions, Inc.	13,128	898,612
NetApp, Inc.	28,943	767,858
NVIDIA Corp.	43,612	1,437,451
Oracle Corp.	279,470	10,209,039
Paychex, Inc.	28,631	1,514,294
PayPal Holdings, Inc.(a)	98,558	3,567,800
Qorvo, Inc.(a)	13,600	692,240
QUALCOMM, Inc.	134,385	6,717,234
Red Hat, Inc.(a)	16,430	1,360,568
salesforce.com, Inc.(a)	54,205	4,249,672
SanDisk Corp.	17,006	1,292,286
Seagate Technology PLC	29,076	1,065,926
Skyworks Solutions, Inc.	17,300	1,329,159
Symantec Corp.	63,103	1,325,163

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Information Technology – (continued)
TE Connectivity, Ltd.	34,549	$2,232,211
Teradata Corp.(a)	12,813	338,519
Texas Instruments, Inc.	87,506	4,796,204
Total System Services, Inc.	13,399	667,270
VeriSign, Inc.(a)	8,020	700,627
Visa, Inc. Class A	170,040	13,186,602
Western Digital Corp.	19,647	1,179,802
Western Union Co.	42,240	756,518
Xerox Corp.	76,492	813,110
Xilinx, Inc.	23,142	1,086,980
Yahoo!, Inc.(a)	74,037	2,462,471

		325,177,807

Materials – 2.7%
Air Products & Chemicals, Inc.	17,407	2,264,825
Airgas, Inc.	5,840	807,789
Alcoa, Inc.	111,089	1,096,448
Avery Dennison Corp.	7,818	489,876
Ball Corp.	12,658	920,616
CF Industries Holdings, Inc.	19,730	805,181
Dow Chemical Co.	98,190	5,054,821
E.I. du Pont de Nemours & Co.	76,594	5,101,160
Eastman Chemical Co.	12,072	814,981
Ecolab, Inc.	23,665	2,706,803
FMC Corp.	13,422	525,203
Freeport-McMoRan, Inc.	92,164	623,950
International Flavors & Fragrances, Inc.	6,480	775,267
International Paper Co.	34,308	1,293,412
LyondellBasell Industries NV Class A	31,452	2,733,179
Martin Marietta Materials, Inc.	6,155	840,650
Monsanto Co.	37,994	3,743,169
Mosaic Co.	27,716	764,685
Newmont Mining Corp.	42,973	773,084
Nucor Corp.	26,606	1,072,222
Owens-Illinois, Inc.(a)	13,263	231,042
PPG Industries, Inc.	23,188	2,291,438
Praxair, Inc.	24,600	2,519,040
Sealed Air Corp.	18,969	846,017
Sherwin-Williams Co.	6,987	1,813,825
Vulcan Materials Co.	10,990	1,043,720
WestRock Co.	23,948	1,092,508

		43,044,911

Telecommunication Services – 2.4%
AT&T, Inc.	541,318	18,626,752
CenturyLink, Inc.	50,273	1,264,869
Frontier Communications Corp.	83,838	391,524
Level 3 Communications, Inc.(a)	25,600	1,391,616
Verizon Communications, Inc.	358,051	16,549,117

		38,223,878

Utilities – 2.9%
AES Corp.	57,259	547,969
AGL Resources, Inc.	10,502	670,133
Ameren Corp.	21,056	910,251
American Electric Power Co., Inc.	43,843	2,554,732
CenterPoint Energy, Inc.	38,135	700,159
CMS Energy Corp.	24,501	883,996

Consolidated Edison, Inc.	24,600	1,581,042
Dominion Resources, Inc.	52,768	3,569,228
DTE Energy Co.	15,039	1,205,977
Duke Energy Corp.	59,591	4,254,201
Edison International	28,905	1,711,465
Entergy Corp.	15,800	1,080,088
Eversource Energy	26,443	1,350,444
Exelon Corp.	76,859	2,134,374
FirstEnergy Corp.	39,729	1,260,601
NextEra Energy, Inc.	40,257	4,182,300
NiSource, Inc.	27,678	539,998
NRG Energy, Inc.	30,098	354,253
Pepco Holdings, Inc.	20,759	539,942
PG&E Corp.	43,712	2,325,041
Pinnacle West Capital Corp.	11,056	712,891
PPL Corp.	59,956	2,046,298
Public Service Enterprise Group, Inc.	44,936	1,738,574
SCANA Corp.	13,901	840,871
Sempra Energy	20,824	1,957,664
Southern Co.	80,484	3,765,846
TECO Energy, Inc.	18,350	489,028
WEC Energy Group, Inc.	26,587	1,364,179
Xcel Energy, Inc.	41,700	1,497,447

		46,768,992

TOTAL COMMON STOCKS (Cost $661,325,777)		1,572,326,042

SHORT-TERM INVESTMENTS – 2.3%
Money Market Fund – 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.07%(c)(d)	32,967,587	32,967,587

	Principal Amount
U.S. Government Security – 0.2%
U.S. Treasury Bill 0.02% due 3/10/2016(c)(e)	3,860,000	3,859,852

		3,859,852

TOTAL SHORT-TERM INVESTMENTS (Cost $36,827,439)		36,827,439

TOTAL INVESTMENTS – 100.5% (Cost $698,153,216(f))		1,609,153,481
Liabilities in Excess of Other Assets – (0.5)%		(7,555,049)

NET ASSETS – 100.0%		$1,601,598,432

(a)	Non-income producing security

(b)	Affiliated issuer (Note 4).

(c)	The rate shown is the annualized seven-day yield at December 31, 2015.

(d)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 4).

(e)	All or part of this security has been designated as collateral for futures contracts.

(f)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

depreciation of investments at December 31, 2015 was $930,121,776 and $19,121,511, respectively, resulting in net unrealized appreciation of investments of $911,000,265.

REIT	Real Estate Investment Trust

At December 31, 2015, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 Financial Futures Contracts (long)	03/18/2016	303	$30,836,310	$350,235

Total				$350,235

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments in unaffiliated issuers at value (identified cost $664,024,354)	$1,573,913,263
Investments in non-controlled affiliates at value (identified cost $34,128,862) (Note 4)	35,240,218

Total investments at value (identified cost $698,153,216)	1,609,153,481
Cash	19,331
Receivable for investments sold	18,336
Dividends and interest receivable	2,074,120
Dividend receivable from non-controlled affiliates (Note 4)	11,644
Receivable from Investment Adviser	8,108

Total assets	1,611,285,020

Liabilities
Payable for investments purchased	9,129,540
Payable to broker – variation margin on open futures contracts	290,882
Management fees payable (Note 4)	266,166

Total liabilities	9,686,588

Net Assets	$1,601,598,432

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Operations

Year Ended December 31, 2015

Investment Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $178,756)	$55,432,202
Dividend income – non-controlled affiliated issuer	124,033
Interest income	342

Total investment income	55,556,577

Expenses
Management fees (Note 4)	1,219,468
Other expenses	32,875

Total expenses	1,252,343
Less: Expenses waived by the Adviser (Note 4)	(8,108)

Net expenses	1,244,235

Net Investment Income (Loss)	54,312,342

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	587,355,932
Futures contracts	(135,361)

Net realized gain (loss)	587,220,571

Net change in net unrealized appreciation/(depreciation) on:
Investments	(588,153,644)
Futures contracts	(2,031,823)

Net change in unrealized appreciation/(depreciation)	(590,185,467)

Net realized and unrealized gain (loss) on investments and future contracts	(2,964,896)

Net Increase (Decrease) in Net Assets Resulting From Operations	$51,347,446

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$54,312,342	$54,845,406
Net realized gain (loss) on investments and futures contracts	587,220,571	17,844,354
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	(590,185,467)	279,107,499

Net increase (decrease) in net assets from operations	51,347,446	351,797,259

Capital Transactions:
Contributions	240,295,137	353,779,321
Withdrawals	(369,462,446)	(185,039,609)
In-kind redemptions (Note 7)	(1,189,904,577)	(390,808,177)

Net increase (decrease) in net assets from capital transactions	(1,319,071,886)	(222,068,465)

Net Increase (Decrease) in Net Assets	(1,267,724,440)	129,728,794
Net Assets
Beginning of year	2,869,322,872	2,739,594,078

End of year	$1,601,598,432	$2,869,322,872

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Financial Highlights

	Year Ended 12/31/15	Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$1,601,598	$2,869,323		$2,739,594		$2,055,241		$1,825,528
Ratios to average net assets:
Expenses before waiver and payments by affiliates	0.045%	0.045%		0.045%		0.045%		0.045%
Expenses net of waiver and payments by affiliates	0.045%	0.045%		0.045%		0.045%		0.045%
Net investment income	2.00%	1.98%		2.05%		2.26%		2.04%
Portfolio turnover rate	7%	2	%(a)	4	%(a)	9	%(a)	15	%(a)
Total return(b)	1.41%	13.62%		32.30%		15.97%		2.03%

(a)	The portfolio turnover rate excludes in-kind security transactions (Note 7).

(b)	Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2015

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is as an open-end management investment company, and was organized as a Massachusetts business trust on July 27, 1999. The Trust consists of five (5) investment portfolios: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. Financial statements herein relate only to the State Street Equity 500 Index Portfolio (the “Portfolio”) which commenced operations on March 1, 2000.

At December 31, 2015 the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests. The Portfolio is treated as a partnership for federal income tax purposes.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S. There is no assurance that the Portfolio will achieve its objective.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with fund procedures to stabilize net asset value.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. All transfers are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the year ended December 31, 2015.

The following table summarizes the value of the Portfolio’s investment according to the fair value hierarchy as of December 31, 2015:

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,572,326,042	$–	$–	$1,572,326,042
U.S. Government Security	–	3,859,852	–	3,859,852
Money Market Fund	32,967,587	–	–	32,967,587

TOTAL INVESTMENTS	1,605,293,629	3,859,852	–	1,609,153,481
OTHER FINANCIAL INSTRUMENTS:**
Futures contracts*	350,235	–	–	350,235

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,605,643,864	$3,859,852	$–	$1,609,503,716

*	Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

**	Other Financial instruments are derivative investments not reflected in the Schedule of Investments such as futures contracts.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized or accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific portfolio, are applied to that portfolio within the Trust. Other expenses which cannot be attributed to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the portfolios within the Trust.

Futures

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index. Such receipt or payment is recorded by the Portfolio for financial statement purposes as part of unrealized gains or losses, and is recorded on the Statement of Assets and Liabilities as Receivable or Payable to broker – variation margin on open futures contracts. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations.

The risk of loss in trading futures contracts in some strategies is potentially unlimited. Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the year ended December 31, 2015, the Portfolio entered into futures contracts for cash equalization and return enhancement.

The following tables summarizes the value of the Portfolio’s derivative instruments as of December 31, 2015 and related location in the accompanying Statement of Assets and Liabilities and Statement of Operations presented by primary underlying risk exposure:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$350,235	$350,235

Transactions in derivative instruments during the year ended December 31, 2015, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total
Futures Contracts	$(135,361)	$(135,361)

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total
Futures Contracts	$(2,031,823)	$(2,031,823)

(1)

Schedule of Investments: Unrealized depreciation on futures contracts. Only unsettled receivable/payable for variation margin amounting to $290,882 is reported within Statement of Assets and Liabilities.

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures outstanding contracts during the year ended December 31, 2015 was $57,411,920.

Federal Income Taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) has reviewed the tax positions for open tax years as of December 31, 2015, and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years, as applicable, remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Portfolios’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$770,913,316	$930,502,004	$92,261,839	$838,240,165

3.	Investment Transactions

For the year ended December 31, 2015, purchases and sales of investment securities (excluding short-term investments) were $172,359,053 and $194,628,702, respectively.

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

4.	Fees and Compensation paid to Affiliates and other Related Party Transactions

Management Fees

The Portfolio has entered into an Investment Advisory Agreement with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations.

During the year ended December 31, 2015, SSGA FM voluntarily agreed to waive fees of $8,108.

Effective June 1, 2015, SSGA FM serves as Administrator and State Street serves as Sub-Administrator. The Trust has contracted with State Street to provide custody, sub-administration and transfer agent services to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as sub-administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets. Prior to June 1, 2015, State Street served as Administrator.

Transactions with Affiliates

The Portfolio invested in an affiliated company, State Street Corp. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund and the State Street Institutional U.S. Government Money Market Fund. Amounts relating to these investments at December 31, 2015, and for the period then ended are:

Security Description	Number of shares held at 12/31/14	Shares purchased for the year ended 12/31/15	Shares sold for the year ended 12/31/15	Number of shares held at 12/31/15	Value at 12/31/15	Income earned for the year ended 12/31/15	Realized gain/loss on shares sold
State Street Corp.	62,947	3,700	32,400	34,247	2,272,631	76,958	1,052,917
State Street Institutional Liquid Reserves Fund, Premier Class	91,116,189	233,280,225	324,396,414	–	–	45,863	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	165,704,607	132,737,020	32,967,587	32,967,587	1,428	–

The Portfolio may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund – Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”) and State Street Institutional U.S. Government Money Market Fund – Premier Class (“U.S. Government Money Market Fund”), both series of State Street Institutional Investment Trust. The Liquid Reserves Fund and U.S. Government Money Market Fund are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio and the State Street U.S. Government Money Market Portfolio (“Master Portfolios”). The Liquid Reserves Fund and U.S. Government Money Market Fund do not pay an investment advisory fee to the Adviser, but the Master Portfolios in which they invest pay an investment advisory fee to the Adviser. The Liquid Reserves Fund and U.S. Government Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Portfolio from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statement of Operations.

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Portfolio does not receive compensation from the Portfolio for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the Trust, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance as of the date of these financial statements. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. The Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

6.	Line of Credit

Effective October 15, 2015, certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. A Participant may borrow up to a maximum of 33% of its assets or a lower amount as may be set forth in the Portfolio’s prospectus. The Portfolio had no outstanding loans during the year ended December 31, 2015.

7.	In-Kind Redemptions

On August 11, 2014, the State Street Equity 500 Index Fund redeemed its interest in the Portfolio in connection with a transfer of net assets to the State Street Equity 500 Index II Portfolio, a series of State Street Institutional Investment Trust. The transfer consisted of five hundred and three (503) securities totaling $387,955,841 at market value and $2,852,336 in cash, and is disclosed in the Statement of Changes in Net Assets.

On October 30, 2015, five hundred and three (503) securities totaling $1,164,494,980 at market value and $25,409,596 in cash were transferred by way of an in-kind distribution of 41.53% of the net assets of the Portfolio and realized gains of $511,603,703. The transfer is disclosed on the Statement of Changes in Net Assets.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information

December 31, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual Portfolio return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,004.78	$0.31

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	$0.32

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized expense ratio for the six months ended December 31, 2015 was 0.06%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

State Street Master Funds

State Street Equity 500 Index Portfolio

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

State Street Master Funds

State Street Equity 500 Index Portfolio

Trustees and Officers Information

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

25

State Street Master Funds

State Street Equity 500 Index Portfolio

Trustees and Officers Information — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75

26

State Street Master Funds

State Street Equity 500 Index Portfolio

Trustees and Officers Information — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

27

State Street Master Funds

State Street Equity 500 Index Portfolio

Trustees and Officers Information — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

28

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Sub-Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITEQAR IBG-18502

Annual Report

31 December 2015

State Street Master Funds

State Street Money Market Portfolio

State Street Master Funds

State Street Money Market Portfolio

Annual Report

December 31, 2015

State Street Master Funds

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Certificates of Deposit	41.7%
Financial Company Commercial Paper	20.3
Treasury Repurchase Agreements	19.6
Other Notes	6.4
Government Agency Debt	2.9
Asset Backed Commercial Paper	2.8
Government Agency Repurchase Agreements	2.1
Other Repurchase Agreements	1.2
Other Assets in Excess of Liabilities	3.0
Total	100.0%

Maturity Ladder*	December 31, 2015
Overnight (1 Day)	24.2%
2-30 Days	24.4
31-60 Days	22.5
61-90 Days	11.5
Over 90 Days	14.4
Total	97.0%
Average days to maturity	23
Weighted average life	40

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value

ASSET BACKED COMMERCIAL PAPER – 2.8%
Atlantic Asset Securitization LLC(a)(b)	0.300%	01/13/2016	01/13/2016	$133,950,000	$133,936,605
Kells Funding LLC(b)(c)	0.250%	01/19/2016	01/19/2016	125,000,000	124,984,375
Kells Funding LLC(b)(c)	0.340%	02/04/2016	02/04/2016	150,000,000	149,951,833
Kells Funding LLC(b)(c)	0.340%	02/11/2016	02/11/2016	100,000,000	99,961,278
Kells Funding LLC(b)(c)	0.330%	02/12/2016	02/12/2016	200,000,000	199,923,000
Kells Funding LLC(b)(c)	0.370%	03/02/2016	03/02/2016	150,000,000	149,905,958
Kells Funding LLC(b)(c)	0.340%	03/09/2016	03/09/2016	75,000,000	74,951,833
Kells Funding LLC(b)(c)	0.380%	03/09/2016	03/09/2016	150,000,000	149,892,334
Versailles Commercial Paper LLC(a)(b)	0.320%	01/04/2016	01/04/2016	125,000,000	124,996,667
Versailles Commercial Paper LLC(a)(b)	0.340%	02/01/2016	02/01/2016	150,000,000	149,956,083

TOTAL ASSET BACKED COMMERCIAL PAPER					1,358,459,966

FINANCIAL COMPANY COMMERCIAL PAPER – 20.3%
Australia & New Zealand Banking Group Ltd.(a)(b)	0.441%	01/11/2016	01/11/2016	85,000,000	85,000,000
Australia & New Zealand Banking Group Ltd.(a)(d)	0.441%	01/13/2016	01/19/2016	100,000,000	100,000,357
Australia & New Zealand Banking Group Ltd.(a)(b)	0.542%	01/19/2016	01/19/2016	78,000,000	78,000,000
Australia & New Zealand Banking Group Ltd.(a)(b)	0.400%	02/25/2016	02/25/2016	26,000,000	25,984,111
Australia & New Zealand Banking Group Ltd.(a)(b)	0.400%	03/01/2016	03/01/2016	52,000,000	51,965,333
Australia & New Zealand Banking Group Ltd.(a)(d)	0.361%	01/04/2016	05/04/2016	126,000,000	125,997,770
Caisse des Depots et Consignations(b)(c)	0.350%	01/25/2016	01/25/2016	200,000,000	199,953,333
Caisse des Depots et Consignations(b)(c)	0.270%	02/02/2016	02/02/2016	305,000,000	304,926,800
Caisse des Depots et Consignations(b)(c)	0.330%	02/03/2016	02/03/2016	195,000,000	194,941,013
Caisse des Depots et Consignations(b)(c)	0.410%	02/05/2016	02/05/2016	200,000,000	199,920,278
Caisse des Depots et Consignations(b)(c)	0.330%	02/19/2016	02/19/2016	250,000,000	249,887,708
Caisse des Depots et Consignations(b)(c)	0.320%	02/22/2016	02/22/2016	260,000,000	259,879,822
Caisse des Depots et Consignations(b)(c)	0.320%	02/26/2016	02/26/2016	75,000,000	74,962,667
Caisse des Depots et Consignations(b)(c)	0.340%	03/01/2016	03/01/2016	63,000,000	62,964,300
Caisse des Depots et Consignations(b)(c)	0.345%	03/15/2016	03/15/2016	52,000,000	51,963,123
Caisse des Depots et Consignations(b)(c)	0.460%	03/16/2016	03/16/2016	200,000,000	199,808,333
Commonwealth Bank of Australia(a)(b)	0.441%	01/11/2016	01/11/2016	88,000,000	88,000,000
Commonwealth Bank of Australia(a)(d)	0.602%	01/26/2016	04/26/2016	110,000,000	110,000,000
DBS Bank Ltd.(a)(b)	0.340%	01/21/2016	01/21/2016	80,000,000	79,984,889
DBS Bank Ltd.(a)(b)	0.340%	02/02/2016	02/02/2016	100,000,000	99,969,778
DBS Bank Ltd.(a)(b)	0.340%	02/04/2016	02/04/2016	100,000,000	99,967,889
DBS Bank Ltd.(a)(b)	0.330%	02/05/2016	02/05/2016	100,000,000	99,967,917
DBS Bank Ltd.(a)(b)	0.330%	02/10/2016	02/10/2016	125,000,000	124,954,167

See accompanying notes to the financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
DnB Bank ASA(a)(b)	0.355%	02/23/2016	02/23/2016	$375,000,000	$374,804,010
DnB Bank ASA(a)(b)	0.340%	03/07/2016	03/07/2016	350,000,000	349,781,833
Erste Abwicklungsanstalt(a)(b)	0.320%	01/12/2016	01/12/2016	140,000,000	139,986,311
Erste Abwicklungsanstalt(a)(b)	0.320%	03/08/2016	03/08/2016	50,000,000	49,970,222
General Electric Capital Corp.(b)	0.150%	01/04/2016	01/04/2016	150,000,000	149,998,125
HSBC Bank PLC(a)(d)	0.570%	01/18/2016	05/18/2016	252,000,000	252,000,000
National Australia Bank Ltd.(a)(b)	0.427%	01/12/2016	01/12/2016	60,000,000	60,000,000
National Australia Bank Ltd.(a)(b)	0.400%	03/03/2016	03/03/2016	201,100,000	200,961,465
National Australia Bank Ltd.(a)(d)	0.439%	01/06/2016	04/06/2016	172,000,000	172,000,000
Nederlandse Waterschapsbank NV(a)(b)	0.340%	01/27/2016	01/27/2016	75,000,000	74,981,583
Nordea Bank AB(a)(b)	0.375%	02/23/2016	02/23/2016	300,000,000	299,834,375
Nordea Bank AB(a)(b)	0.330%	03/07/2016	03/07/2016	51,000,000	50,969,145
Nordea Bank AB(a)(b)	0.330%	03/08/2016	03/08/2016	50,000,000	49,969,292
NRW.Bank(a)(b)	0.265%	01/13/2016	01/13/2016	170,000,000	169,984,983
NRW.Bank(a)(b)	0.210%	01/14/2016	01/14/2016	157,000,000	156,988,094
Skandinaviska Enskilda Banken AB(a)(b)	0.330%	02/03/2016	02/03/2016	136,000,000	135,958,860
Skandinaviska Enskilda Banken AB(a)(b)	0.335%	02/04/2016	02/04/2016	250,000,000	249,920,903
Skandinaviska Enskilda Banken AB(a)(b)	0.325%	02/11/2016	02/11/2016	118,000,000	117,956,324
Skandinaviska Enskilda Banken AB(a)(b)	0.325%	02/12/2016	02/12/2016	300,000,000	299,886,250
Skandinaviska Enskilda Banken AB(a)(b)	0.325%	02/23/2016	02/23/2016	250,000,000	249,880,382
Societe Generale(a)(b)	0.350%	01/05/2016	01/05/2016	250,000,000	249,990,278
Societe Generale(a)(b)	0.500%	02/01/2016	02/01/2016	250,000,000	249,892,361
Standard Chartered Bank(a)(b)	0.290%	01/22/2016	01/22/2016	96,000,000	95,983,760
Standard Chartered Bank(a)(b)	0.300%	02/05/2016	02/05/2016	142,000,000	141,958,583
Standard Chartered Bank(a)(b)	0.650%	04/04/2016	04/04/2016	145,000,000	144,753,903
Sumitomo Mitsui Banking Corp.(a)(b)	0.310%	01/13/2016	01/13/2016	250,000,000	249,974,167
Sumitomo Mitsui Banking Corp.(a)(b)	0.300%	01/20/2016	01/20/2016	92,000,000	91,985,433
Svenska Handelsbanken AB(a)(b)	0.310%	02/12/2016	02/12/2016	300,000,000	299,891,500
Swedbank AB(b)	0.350%	02/03/2016	02/03/2016	75,000,000	74,975,938
Swedbank AB(b)	0.350%	02/04/2016	02/04/2016	200,000,000	199,933,889
Swedbank AB(b)	0.330%	02/10/2016	02/10/2016	100,000,000	99,963,333
Swedbank AB(b)	0.330%	02/11/2016	02/11/2016	200,000,000	199,924,833
Swedbank AB(b)	0.400%	03/01/2016	03/01/2016	111,000,000	110,926,000
Swedbank AB(b)	0.400%	03/03/2016	03/03/2016	63,000,000	62,956,600
Swedbank AB(b)	0.400%	03/04/2016	03/04/2016	138,000,000	137,903,400
Toyota Motor Credit Corp.(d)	0.369%	01/07/2016	01/12/2016	150,000,000	150,000,000
Toyota Motor Credit Corp.(d)	0.387%	01/11/2016	01/14/2016	95,000,000	95,000,000
Westpac Banking Corp.(a)(b)	0.441%	01/11/2016	01/11/2016	160,000,000	160,000,000
Westpac Banking Corp.(a)(d)	0.532%	01/25/2016	02/25/2016	71,500,000	71,500,000
Westpac Banking Corp.(a)(d)	0.532%	01/26/2016	02/26/2016	71,500,000	71,500,000
Westpac Banking Corp.(a)(d)	0.411%	01/11/2016	03/11/2016	122,000,000	122,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					9,655,845,723

See accompanying notes to the financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
CERTIFICATES OF DEPOSIT – 41.7%
Bank of Montreal(b)	0.290%	01/07/2016	01/07/2016	$268,000,000	$268,000,000
Bank of Montreal(b)	0.290%	01/08/2016	01/08/2016	175,000,000	175,000,000
Bank of Montreal(b)	0.300%	01/11/2016	01/11/2016	205,000,000	205,000,000
Bank of Montreal(b)	0.451%	01/15/2016	01/15/2016	100,000,000	100,000,000
Bank of Montreal(b)	0.520%	01/15/2016	01/15/2016	325,000,000	325,000,000
Bank of Montreal(b)	0.320%	02/17/2016	02/17/2016	90,000,000	90,000,000
Bank of Montreal(d)	0.487%	01/14/2016	03/14/2016	100,000,000	100,000,000
Bank of Montreal(d)	0.530%	01/19/2016	03/18/2016	100,000,000	100,000,000
Bank of Nova Scotia(b)	0.260%	02/01/2016	02/01/2016	290,000,000	290,000,000
Bank of Nova Scotia(d)	0.449%	01/07/2016	04/07/2016	335,000,000	335,000,000
Bank of Nova Scotia(d)	0.459%	01/05/2016	05/05/2016	295,000,000	295,000,000
Bank of Tokyo – Mitsubishi(b)	0.250%	01/04/2016	01/04/2016	213,000,000	213,000,000
Bank of Tokyo – Mitsubishi(b)	0.380%	01/04/2016	01/04/2016	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi(b)	0.300%	01/06/2016	01/06/2016	450,000,000	450,000,000
Bank of Tokyo – Mitsubishi(b)	0.340%	01/07/2016	01/07/2016	300,000,000	300,000,000
Bank of Tokyo – Mitsubishi(b)	0.300%	01/11/2016	01/11/2016	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(b)	0.300%	01/14/2016	01/14/2016	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi(b)	0.300%	02/01/2016	02/01/2016	350,000,000	350,000,000
BNP Paribas(b)	0.310%	02/03/2016	02/03/2016	128,000,000	128,000,000
BNP Paribas(b)	0.320%	02/26/2016	02/26/2016	125,000,000	125,000,000
BNP Paribas(b)	0.360%	03/02/2016	03/02/2016	247,000,000	247,000,000
BNP Paribas(b)	0.400%	03/03/2016	03/03/2016	112,000,000	112,000,000
BNP Paribas(b)	0.500%	03/16/2016	03/16/2016	500,000,000	500,000,000
Canadian Imperial Bank of Commerce(b)	0.426%	01/08/2016	01/08/2016	250,000,000	250,000,000
Canadian Imperial Bank of Commerce(d)	0.465%	01/19/2016	02/16/2016	238,000,000	238,000,000
Chase Bank USA NA(d)	0.562%	01/21/2016	04/21/2016	202,000,000	202,000,000
Chase Bank USA NA(d)	0.612%	01/26/2016	05/26/2016	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank(b)	0.420%	02/01/2016	02/01/2016	400,000,000	400,000,000
Credit Agricole Corporate & Investment Bank(b)	0.360%	02/05/2016	02/05/2016	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank(b)	0.400%	02/08/2016	02/08/2016	250,000,000	250,000,000
Credit Agricole Corporate & Investment Bank(b)	0.400%	02/09/2016	02/09/2016	200,000,000	200,000,000
Credit Suisse(d)	0.630%	01/19/2016	04/18/2016	250,000,000	250,000,000
Credit Suisse(d)	0.692%	01/27/2016	05/02/2016	200,000,000	200,000,000
ING Bank NV(b)	0.400%	02/01/2016	02/01/2016	400,000,000	400,000,000
ING Bank NV(b)	0.380%	02/02/2016	02/02/2016	400,000,000	400,000,000
ING Bank NV(b)	0.370%	02/05/2016	02/05/2016	400,000,000	400,000,000
ING Bank NV(b)	0.440%	03/14/2016	03/14/2016	200,000,000	200,000,000

See accompanying notes to the financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
CERTIFICATES OF DEPOSIT – (continued)
KBC Bank NV(b)	0.290%	01/05/2016	01/05/2016	$400,000,000	$400,000,000
National Australia Bank Ltd.(b)	0.275%	01/11/2016	01/11/2016	245,000,000	245,000,340
National Australia Bank Ltd.(b)	0.270%	01/12/2016	01/12/2016	140,000,000	140,000,000
Nordea Bank AB(b)	0.280%	01/20/2016	01/20/2016	225,000,000	225,000,000
Nordea Bank AB(b)	0.360%	02/19/2016	02/19/2016	225,000,000	225,000,000
Norinchukin Bank(b)	0.220%	01/04/2016	01/04/2016	40,000,000	40,000,000
Norinchukin Bank(b)	0.250%	01/05/2016	01/05/2016	275,000,000	275,000,000
Norinchukin Bank(b)	0.250%	01/08/2016	01/08/2016	150,000,000	150,000,000
Norinchukin Bank(b)	0.250%	01/11/2016	01/11/2016	165,000,000	165,000,000
Norinchukin Bank(b)	0.320%	01/12/2016	01/12/2016	199,000,000	198,999,999
Norinchukin Bank(b)	0.310%	01/13/2016	01/13/2016	247,000,000	247,000,000
Norinchukin Bank(b)	0.300%	01/28/2016	01/28/2016	300,000,000	299,998,876
Norinchukin Bank(b)	0.410%	02/05/2016	02/05/2016	400,000,000	400,000,000
Rabobank Nederland NV(d)	0.497%	01/14/2016	03/14/2016	345,000,000	345,000,000
Rabobank Nederland NV(d)	0.583%	01/22/2016	03/22/2016	340,000,000	340,000,000
Rabobank Nederland NV(d)	0.487%	01/13/2016	04/13/2016	209,000,000	209,000,000
Royal Bank of Canada(d)	0.463%	01/11/2016	03/10/2016	200,000,000	200,000,000
Royal Bank of Canada(d)	0.552%	01/20/2016	05/20/2016	125,000,000	125,000,000
Societe Generale(b)	0.440%	02/01/2016	02/01/2016	350,000,000	350,000,000
Societe Generale(b)	0.500%	03/07/2016	03/07/2016	300,000,000	300,000,000
Standard Chartered Bank(b)	0.290%	01/21/2016	01/21/2016	104,000,000	104,000,000
Standard Chartered Bank(b)	0.300%	01/29/2016	01/29/2016	393,000,000	393,000,000
Sumitomo Mitsui Banking Corp.(b)	0.300%	01/21/2016	01/21/2016	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.(b)	0.300%	01/27/2016	01/27/2016	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp.(b)	0.300%	01/28/2016	01/28/2016	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.(b)	0.400%	02/01/2016	02/01/2016	275,000,000	275,000,000
Sumitomo Mitsui Banking Corp.(b)	0.400%	02/16/2016	02/16/2016	123,000,000	122,999,994
Sumitomo Mitsui Banking Corp.(b)	0.400%	02/29/2016	02/29/2016	100,000,000	99,999,996
Sumitomo Mitsui Banking Corp.(b)	0.670%	04/01/2016	04/01/2016	400,000,000	400,000,000
Svenska Handelsbanken AB(b)	0.240%	01/04/2016	01/04/2016	260,000,000	260,000,000
Svenska Handelsbanken AB(b)	0.270%	01/07/2016	01/07/2016	150,000,000	150,000,000
Svenska Handelsbanken AB(b)	0.481%	01/15/2016	01/15/2016	300,000,000	300,000,000
Svenska Handelsbanken AB(b)	0.405%	03/02/2016	03/02/2016	300,000,000	300,002,539
Toronto Dominion Bank(d)	0.487%	01/12/2016	02/12/2016	183,000,000	183,000,000
Toronto Dominion Bank(d)	0.532%	01/25/2016	02/25/2016	139,500,000	139,507,009
Toronto Dominion Bank(d)	0.495%	01/19/2016	03/16/2016	188,000,000	188,000,000
Toronto Dominion Bank(d)	0.429%	01/05/2016	04/05/2016	109,000,000	109,000,000
Toronto Dominion Bank(d)	0.540%	01/19/2016	04/18/2016	114,000,000	114,000,000
Toronto Dominion Bank(d)	0.572%	01/26/2016	05/26/2016	175,000,000	175,000,000
UBS AG(d)	0.595%	01/19/2016	04/18/2016	400,000,000	400,000,000
UBS AG(d)	0.504%	01/04/2016	05/03/2016	350,000,000	350,000,000

See accompanying notes to the financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
CERTIFICATES OF DEPOSIT – (continued)
Wells Fargo Bank NA(d)	0.409%	01/07/2016	01/08/2016	$200,000,000	$200,000,000
Wells Fargo Bank NA(b)	0.397%	01/11/2016	01/11/2016	215,000,000	215,000,000
Wells Fargo Bank NA(b)	0.467%	01/13/2016	01/13/2016	225,000,000	225,000,000
Wells Fargo Bank NA(b)	0.542%	03/03/2016	03/03/2016	275,000,000	275,000,000
Wells Fargo Bank NA(d)	0.570%	01/01/2016	04/04/2016	64,000,000	64,000,000
Wells Fargo Bank NA(d)	0.570%	01/01/2016	04/08/2016	215,000,000	215,000,000
Westpac Banking Corp.(d)	0.542%	01/25/2016	04/25/2016	139,000,000	139,000,000

TOTAL CERTIFICATES OF DEPOSIT					19,899,508,753

OTHER NOTES – 6.4%
Bank of America NA(b)	0.491%	01/15/2016	01/15/2016	168,000,000	168,000,000
Bank of America NA(d)	0.434%	01/04/2016	03/01/2016	151,000,000	151,000,000
Bank of America NA(d)	0.439%	01/05/2016	04/05/2016	148,000,000	148,000,000
Bank of America NA(d)	0.439%	01/06/2016	04/06/2016	145,000,000	145,000,000
Bank of America NA(d)	0.471%	01/11/2016	04/11/2016	84,000,000	84,000,000
Bank of America NA(d)	0.487%	01/12/2016	04/12/2016	82,000,000	82,000,000
Bank of America NA(d)	0.434%	01/04/2016	05/03/2016	141,000,000	141,000,000
Bank of America NA(d)	0.592%	01/21/2016	05/19/2016	175,000,000	175,000,000
BNP Paribas(b)	0.250%	01/04/2016	01/04/2016	81,745,000	81,745,000
JPMorgan Chase Bank NA(d)	0.612%	03/07/2016	08/05/2016	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.480%	01/22/2016	08/22/2016	175,000,000	175,000,000
Lloyds Bank PLC(b)	0.260%	01/04/2016	01/04/2016	720,000,000	720,000,000
Royal Bank of Canada(c)(d)	0.443%	01/07/2016	08/08/2016	155,000,000	155,000,000
Svenska Handelsbanken AB(b)(c)	0.612%	01/27/2016	01/27/2016	180,000,000	180,000,000
Wells Fargo Bank NA(d)	0.607%	03/10/2016	08/09/2016	155,000,000	155,000,000
Wells Fargo Bank NA(d)	0.602%	01/20/2016	08/19/2016	227,000,000	227,000,000

TOTAL OTHER NOTES					3,047,745,000

GOVERNMENT AGENCY DEBT – 2.9%
Federal Home Loan Bank(b)	0.083%	01/04/2016	01/04/2016	321,000,000	320,997,807
Federal Home Loan Bank(b)	0.117%	01/06/2016	01/06/2016	226,000,000	225,996,390
Federal Home Loan Bank(b)	0.123%	01/06/2016	01/06/2016	172,039,000	172,036,133
Federal Home Loan Bank(b)	0.132%	01/08/2016	01/08/2016	252,000,000	251,993,630
Federal Home Loan Bank(b)	0.131%	01/13/2016	01/13/2016	146,000,000	145,993,722
Federal Home Loan Bank(b)	0.304%	01/29/2016	01/29/2016	275,000,000	274,936,261

TOTAL GOVERNMENT AGENCY DEBT					1,391,953,943

See accompanying notes to the financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 2.1%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.000% due 04/01/2026 – 08/01/2045, Federal National Mortgage Associations, 2.500% – 5.500% due 04/01/2026 – 07/01/2045, Government National Mortgage Associations, 2.000% – 5.000% due 03/20/2041 – 09/20/2045, and U.S. Treasury Notes, 0.625% – 3.250% due 06/30/2016 – 02/15/2023, valued at $255,009,352); expected proceeds $250,009,167	0.330%	01/04/2016	01/04/2016	$250,000,000	$250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/30/2015 (collateralized by a Federal National Mortgage Association, 3.000% due 01/01/2025, and Government National Mortgage Associations, 4.500% – 5.000% due 03/15/2040 – 11/20/2043, valued at $127,500,000); expected proceeds $125,007,292	0.300%	01/06/2016	01/06/2016	125,000,000	125,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a Federal National Mortgage Association, 1.629% due 08/25/2041, a Government National Mortgage Association, 3.000% due 07/20/2045, U.S. Treasury Bonds, 0.125% – 8.750% due 01/15/2016 – 07/15/2025, U.S. Treasury Inflation Index Bonds, 1.375% – 3.625% due 01/15/2027 – 02/15/2044, U.S. Treasury Notes, 0.500% – 3.750% due 02/28/2017 – 03/31/2020, and a U.S. Treasury Strip, 0.000% due 05/15/2020, valued at $332,520,067); expected proceeds $326,011,953	0.330%	01/04/2016	01/04/2016	326,000,000	326,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					701,000,000

TREASURY REPURCHASE AGREEMENTS – 19.6%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2015 (collateralized by U.S. Treasury Bonds, 3.375% – 3.625% due 08/15/2043 – 05/15/2044, valued at $153,000,057); expected proceeds $150,009,625	0.330%	01/04/2016	01/04/2016	150,000,000	150,000,000

See accompanying notes to the financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by U.S. Treasury Bonds, 3.125% – 6.625% due 02/15/2027 – 02/15/2043, and U.S. Treasury Notes, 0.875% – 3.500% due 08/31/2016 – 08/15/2021, valued at $8,300,230,563); expected proceeds $8,300,230,556	0.250%	01/04/2016	01/04/2016	$8,300,000,000	$8,300,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/28/2015 (collateralized by U.S. Treasury Notes, 0.500% – 3.250% due 05/31/2016 – 05/31/2022, valued at $408,000,014); expected proceeds $400,020,222	0.260%	01/04/2016	01/04/2016	400,000,000	400,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/29/2015 (collateralized by U.S. Treasury Bonds, 5.250% –8.125% due 08/15/2021 – 05/15/2030, and U.S. Treasury Notes, 0.500% – 3.125% due 09/30/2016 – 11/15/2022, valued at $510,000,014); expected proceeds $500,025,278	0.260%	01/05/2016	01/05/2016	500,000,000	500,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					9,350,000,000

OTHER REPURCHASE AGREEMENTS – 1.2%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2015 (collateralized by various Corporate Bonds, 3.375% –10.500% due 01/27/2016 – 10/02/2043, and U.S. Treasury Notes, 1.250% – 4.250% due 10/31/2017 – 07/31/2022, valued at $117,683,506); expected proceeds $110,165,000	0.600%	01/01/2016	03/22/2016	110,000,000	110,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/17/2015 (collateralized by various Common Stocks, and a U.S. Treasury Bond, 0.125% due 04/15/2017, valued at $330,895,987); expected proceeds $310,475,333	0.460%	01/04/2016	04/15/2016	310,000,000	310,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/10/2015 (collateralized by various Common Stocks, and a U.S. Treasury Bond, 1.750% due 01/15/2028, valued at $133,490,792); expected proceeds $125,125,000	0.400%	01/01/2016	03/09/2016	125,000,000	125,000,000

See accompanying notes to the financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/30/2015 (collateralized by various Corporate Bonds, 0.000% – 6.950% due 05/10/2017 – 09/01/2046, Federal Home Loan Mortgage Corporations, 2.500% – 10.000% due 06/01/2017 – 12/01/2045, and Federal National Mortgage Associations, 3.000% – 5.500% due 04/01/2037 – 12/01/2045, valued at $335,512,190); expected proceeds $320,669,333	0.628%	01/29/2016	04/28/2016	$320,000,000	$320,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					865,000,000

TOTAL INVESTMENTS(e)(f) – 97.0%					46,269,513,385
Other Assets in Excess of Liabilities – 3.0%					1,414,342,897

NET ASSETS – 100.0%					$47,683,856,282

(a)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $6,983,945,508 or 14.65% of net assets as of December 31, 2015.

(b)	Rate represents annualized yield at date of purchase.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $3,083,777,912 or 6.47% of net assets as of December 31, 2015.

(d)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2015.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

(f)	Also represents the cost for federal tax purposes.

See accompanying notes to the financial statements.

State Street Master Funds

State Street Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments at value and amortized cost (Note 2)	$35,353,513,385
Repurchase Agreements, at value and cost (Note 2)	10,916,000,000

Total Investments	46,269,513,385
Cash	1,406,802,892
Interest receivable	10,724,708
Prepaid expenses and other assets	44,893

Total assets	47,687,085,878
Liabilities
Management fee payable (Note 3)	2,040,177
Administration and custody fees payable (Note 3)	1,155,060
Professional fees payable	9,275
Accrued expenses and other liabilities	25,084

Total liabilities	3,229,596

Net Assets	$47,683,856,282

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Statement of Operations

Year Ended December 31, 2015

Investment Income
Interest	$97,938,852

Expenses
Management fees (Note 3)	20,608,762
Administration and custody fees (Note 3)	5,218,138
Trustees’ fees (Note 4)	617,284
Professional fees	166,747
Printing fees	14,070
Other expenses	219,054

Total expenses	26,844,055

Net Investment Income	$71,094,797

Realized Gain
Net realized gain on investments	160,294

Net Increase in Net Assets Resulting from Operations	$71,255,091

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income	$71,094,797	$50,540,397
Net realized gain on investments	160,294	200,540

Net increase in net assets from operations	71,255,091	50,740,937

Capital Transactions:
Contributions	85,345,364,590	76,110,543,297
Withdrawals	(78,437,231,019)	(69,510,120,416)

Net increase in net assets from capital transactions	6,908,133,571	6,600,422,881

Net Increase in Net Assets	6,979,388,662	6,651,163,818
Net Assets
Beginning of year	40,704,467,620	34,053,303,802

End of year	$47,683,856,282	$40,704,467,620

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Financial Highlights

		Ratios to Average Net Assets				Net Assets End of Year (000s Omitted)
Year Ended December 31,	Total Return(a)	Gross Operating Expenses	Net Operating Expenses	Net Investment Income
2015	0.17%	0.07%	0.07%	0.17%		$47,683,856
2014	0.13%	0.07%	0.07%	0.13%		$40,704,468
2013	0.15%	0.06%	0.06%	0.15%		$34,053,304
2012	0.26%	0.06%	0.06%	0.25%		$27,508,762
2011	0.20%	0.07%	0.07%	0.20	%(b)	$22,780,186

(a)	Results represent past performance and are not indicative of future results.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements

December 31, 2015

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio (the “Portfolio”). The Portfolio commenced operations on August 12, 2004.

The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation – The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the

State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

value of the portfolio securities will be determined under procedures established by and under the general supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Portfolio are determined based on Level 2 inputs.

Investment Transactions and Income Recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses – Advisory fees and other expenses, which are directly identifiable to a specific portfolio, are applied to that portfolio within the Trust. Trustees’ fees and other expenses which cannot be attributed to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the portfolios within the Trust.

State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

Repurchase Agreements – The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Federal Income Taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) has reviewed the tax positions for open years as of December 31, 2015, and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the past three years remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Portfolio’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

3.	Related Party Fees

The Trust has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator. A fee is paid by the Portfolio for the administration, sub-administration, custody and transfer agency services SSGA FM and State Street provide. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per fund fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Prior to June 1, 2015, State Street served as administrator. The administration fees paid by the Portfolio were not changed as a result of the administrator and sub-administrator appointments as of June 1, 2015.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust does not receive compensation from the Trust for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses. However, the State Street Master Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified State Street Master Funds. As of the fiscal year ended December 31, 2015, none of the Independent Trustees participated in the optional deferred compensation program

The Trust’s officers are compensated by the Adviser and its affiliates.

State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

6.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements and accompanying notes.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

State Street Master Funds

State Street Money Market Portfolio

Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Portfolio’s costs in two ways:

•

Actual Expenses.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,001.00	$0.35

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio’s annualized expense ratio for the six months ended December 31, 2015 was 0.07%.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

State Street Master Funds

State Street Money Market Portfolio

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

State Street Master Funds

State Street Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

State Street Master Funds

State Street Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 –Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 –present).	75

State Street Master Funds

State Street Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 –present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

State Street Master Funds

State Street Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014– present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected:8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 –January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

State Street Master Funds

State Street Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVAR IBG-18443

Annual Report

31 December 2015

State Street Master Funds

State Street U.S. Government Money Market Portfolio

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Annual Report

December 31, 2015

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Government Agency Debt	64.0%
Treasury Repurchase Agreements	14.7
Treasury Debt	12.5
Government Agency Repurchase Agreement	1.2
Other Assets in Excess of Liabilities	7.6
Total	100.0%

Maturity Ladder*	December 31, 2015
Overnight (1 Day)	16.8%
2-30 Days	33.2
31-60 Days	15.2
61-90 Days	11.2
Over 90 Days	16.0
Total	92.4%
Average days to maturity	25
Weighted average life	63

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

25

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – 64.0%
Federal Farm Credit Bank(a)	0.221%	01/05/2016	01/05/2016	$70,000,000	$70,000,000
Federal Farm Credit Bank(a)	0.271%	01/11/2016	01/11/2016	73,000,000	73,000,000
Federal Farm Credit Bank(a)	0.092%	01/19/2016	01/19/2016	35,100,000	35,098,421
Federal Farm Credit Bank(a)	0.184%	01/21/2016	01/21/2016	12,800,000	12,798,720
Federal Farm Credit Bank(a)	0.183%	01/25/2016	01/25/2016	14,300,000	14,298,284
Federal Farm Credit Bank(a)	0.183%	01/28/2016	01/28/2016	23,900,000	23,896,774
Federal Farm Credit Bank(b)	0.320%	01/18/2016	02/18/2016	86,000,000	85,999,001
Federal Farm Credit Bank(b)	0.277%	01/11/2016	09/09/2016	47,600,000	47,600,473
Federal Farm Credit Bank(b)	0.412%	01/26/2016	10/26/2016	79,500,000	79,500,000
Federal Home Loan Bank(a)	0.108%	01/04/2016	01/04/2016	124,300,000	124,298,912
Federal Home Loan Bank(a)	0.098%	01/05/2016	01/05/2016	79,200,000	79,199,164
Federal Home Loan Bank(a)	0.113%	01/06/2016	01/06/2016	38,000,000	37,999,415
Federal Home Loan Bank(a)	0.114%	01/06/2016	01/06/2016	551,000,000	550,991,510
Federal Home Loan Bank(a)	0.133%	01/08/2016	01/08/2016	482,000,000	481,989,691
Federal Home Loan Bank(a)	0.114%	01/13/2016	01/13/2016	500,000,000	499,981,472
Federal Home Loan Bank(a)	0.115%	01/13/2016	01/13/2016	100,000,000	99,996,294
Federal Home Loan Bank(a)	0.118%	01/15/2016	01/15/2016	342,000,000	341,984,555
Federal Home Loan Bank(a)	0.123%	01/15/2016	01/15/2016	100,000,000	99,995,484
Federal Home Loan Bank(a)	0.402%	01/25/2016	01/25/2016	114,000,000	114,000,000
Federal Home Loan Bank(a)	0.126%	01/27/2016	01/27/2016	268,000,000	267,976,193
Federal Home Loan Bank(a)	0.148%	01/28/2016	01/28/2016	118,000,000	117,987,167
Federal Home Loan Bank(a)	0.143%	01/29/2016	01/29/2016	150,000,000	149,983,667
Federal Home Loan Bank(a)	0.148%	02/03/2016	02/03/2016	200,000,000	199,973,417
Federal Home Loan Bank(a)	0.170%	02/05/2016	02/05/2016	250,000,000	249,959,653
Federal Home Loan Bank(a)	0.276%	02/24/2016	02/24/2016	50,000,000	49,979,750
Federal Home Loan Bank(a)	0.486%	03/11/2016	03/11/2016	75,000,000	74,930,000
Federal Home Loan Bank(a)	0.354%	03/23/2016	03/23/2016	234,510,000	234,323,043
Federal Home Loan Bank(a)	0.403%	03/23/2016	03/23/2016	100,000,000	99,909,344
Federal Home Loan Bank(a)	0.385%	04/01/2016	04/01/2016	162,500,000	162,349,056
Federal Home Loan Bank(b)	0.368%	01/25/2016	06/24/2016	235,000,000	235,000,000
Federal Home Loan Bank(b)	0.226%	01/08/2016	07/08/2016	110,000,000	110,000,000
Federal Home Loan Bank(b)	0.281%	01/15/2016	07/15/2016	176,000,000	176,000,000
Federal Home Loan Bank(b)	0.262%	01/12/2016	08/12/2016	224,000,000	224,000,000
Federal Home Loan Bank(b)	0.392%	01/20/2016	09/20/2016	119,100,000	119,100,000
Federal Home Loan Mortgage Corp.(a)	0.098%	01/04/2016	01/04/2016	23,600,000	23,599,813
Federal Home Loan Mortgage Corp.(a)	0.123%	01/07/2016	01/07/2016	281,715,000	281,709,366
Federal Home Loan Mortgage Corp.(a)	0.234%	01/08/2016	01/08/2016	91,000,000	90,995,930
Federal Home Loan Mortgage Corp.(a)	0.234%	01/13/2016	01/13/2016	91,000,000	90,993,023
Federal Home Loan Mortgage Corp.(a)	0.092%	01/14/2016	01/14/2016	333,015,000	333,004,177

See accompanying notes to the financial statements.

26

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State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.122%	01/15/2016	01/15/2016	$58,600,000	$58,596,595
Federal Home Loan Mortgage Corp.(a)	0.163%	01/15/2016	01/15/2016	163,000,000	162,990,528
Federal Home Loan Mortgage Corp.(a)	0.092%	01/20/2016	01/20/2016	355,897,000	355,879,978
Federal Home Loan Mortgage Corp.(a)	0.102%	01/20/2016	01/20/2016	23,600,000	23,598,871
Federal Home Loan Mortgage Corp.(a)	0.100%	01/21/2016	01/21/2016	25,000,000	24,998,639
Federal Home Loan Mortgage Corp.(a)	0.072%	01/25/2016	01/25/2016	23,800,000	23,798,889
Federal Home Loan Mortgage Corp.(a)	0.179%	02/09/2016	02/09/2016	116,000,000	115,978,008
Federal Home Loan Mortgage Corp.(a)	0.138%	02/11/2016	02/11/2016	123,400,000	123,381,027
Federal Home Loan Mortgage Corp.(a)	0.200%	02/17/2016	02/17/2016	205,300,000	205,246,394
Federal Home Loan Mortgage Corp.(a)	0.224%	02/23/2016	02/23/2016	24,567,000	24,559,043
Federal Home Loan Mortgage Corp.(a)	0.275%	02/26/2016	02/26/2016	262,700,000	262,590,075
Federal Home Loan Mortgage Corp.(a)	0.152%	03/04/2016	03/04/2016	93,000,000	92,975,587
Federal Home Loan Mortgage Corp.(a)	0.435%	03/08/2016	03/08/2016	148,000,000	147,881,559
Federal Home Loan Mortgage Corp.(a)	0.232%	03/09/2016	03/09/2016	328,400,000	328,257,328
Federal Home Loan Mortgage Corp.(a)	0.283%	03/14/2016	03/14/2016	162,700,000	162,607,623
Federal Home Loan Mortgage Corp.(a)	0.458%	04/11/2016	04/11/2016	148,000,000	147,813,150
Federal Home Loan Mortgage Corp.(a)	0.519%	04/26/2016	04/26/2016	150,000,000	149,753,500
Federal Home Loan Mortgage Corp.(b)	0.296%	01/18/2016	08/17/2016	126,500,000	126,500,000
Federal Home Loan Mortgage Corp.(b)	0.373%	01/25/2016	08/24/2016	136,000,000	136,000,000
Federal Home Loan Mortgage Corp.(b)	0.365%	01/20/2016	04/20/2017	100,000,000	99,980,097
Federal National Mortgage Assoc.(a)	0.092%	01/06/2016	01/06/2016	140,833,000	140,831,240
Federal National Mortgage Assoc.(a)	0.091%	01/08/2016	01/08/2016	96,600,000	96,598,309
Federal National Mortgage Assoc.(a)	0.080%	01/13/2016	01/13/2016	50,800,000	50,798,679
Federal National Mortgage Assoc.(a)	0.082%	01/20/2016	01/20/2016	104,000,000	103,995,609
Federal National Mortgage Assoc.(a)	0.061%	01/27/2016	01/27/2016	23,400,000	23,398,986
Federal National Mortgage Assoc.(a)	0.374%	02/02/2016	02/02/2016	100,000,000	99,968,000
Federal National Mortgage Assoc.(a)	0.066%	02/03/2016	02/03/2016	38,500,000	38,497,706
Federal National Mortgage Assoc.(a)	0.153%	02/17/2016	02/17/2016	61,238,000	61,226,008
Federal National Mortgage Assoc.(a)	0.224%	02/22/2016	02/22/2016	7,000,000	6,997,776
Federal National Mortgage Assoc.(a)	0.205%	02/24/2016	02/24/2016	94,000,000	93,971,800
Federal National Mortgage Assoc.(a)	0.273%	03/02/2016	03/02/2016	128,000,000	127,941,440
Federal National Mortgage Assoc.(a)	0.435%	03/09/2016	03/09/2016	155,749,000	155,622,497
Federal National Mortgage Assoc.(a)	0.405%	03/16/2016	03/16/2016	108,000,000	107,910,000
Federal National Mortgage Assoc.(a)	0.339%	03/30/2016	03/30/2016	55,000,000	54,954,449
Federal National Mortgage Assoc.(a)	0.388%	04/06/2016	04/06/2016	150,000,000	149,848,000

TOTAL GOVERNMENT AGENCY DEBT					10,250,349,159

See accompanying notes to the financial statements.

27

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 12.5%
U.S. Treasury Bill(a)	0.050%	01/07/2016	01/07/2016	$241,000,000	$240,997,992
U.S. Treasury Bill(a)	0.055%	01/07/2016	01/07/2016	64,000,000	63,999,413
U.S. Treasury Bill(a)	0.060%	01/07/2016	01/07/2016	53,000,000	52,999,461
U.S. Treasury Bill(a)	0.060%	01/07/2016	01/07/2016	29,000,000	28,999,710
U.S. Treasury Bill(a)	0.115%	02/04/2016	02/04/2016	217,700,000	217,676,355
U.S. Treasury Bill(a)	0.118%	02/04/2016	02/04/2016	32,300,000	32,296,416
U.S. Treasury Bill(a)	0.135%	02/11/2016	02/11/2016	175,000,000	174,973,094
U.S. Treasury Bill(a)	0.145%	02/18/2016	02/18/2016	50,000,000	49,990,333
U.S. Treasury Bill(a)	0.280%	03/17/2016	03/17/2016	200,000,000	199,881,778
U.S. Treasury Note(b)	0.305%	01/01/2016	01/31/2016	143,000,000	142,997,138
U.S. Treasury Note(a)	0.303%	02/29/2016	02/29/2016	200,000,000	199,982,654
U.S. Treasury Note(b)	0.329%	01/01/2016	04/30/2016	36,350,000	36,350,182
U.S. Treasury Note(b)	0.313%	01/01/2016	10/31/2016	82,000,000	81,975,759
U.S. Treasury Note(b)	0.334%	01/01/2016	04/30/2017	131,000,000	131,000,598
U.S. Treasury Note(b)	0.337%	01/01/2016	07/31/2017	206,000,000	205,902,590
U.S. Treasury Note(b)	0.428%	01/01/2016	10/31/2017	150,000,000	149,722,800

TOTAL TREASURY DEBT					2,009,746,273

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 1.2%

Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2015 (collateralized by Federal Home Loan Banks, 0.000% – 2.000% due 09/09/2016 – 10/21/2022, Federal Home Loan Mortgage Corporations, 1.000% – 6.250% due 03/08/2017 – 07/15/2032, Federal National Mortgage Associations, 0.875% – 2.200% due 10/26/2017 –10/25/2022, Federal National Mortgage Associations Principal Strips, 0.000% –5.250% due 12/28/2016 – 05/15/2030, Residual Funding Corporations Principal Strips, 0.000% due 01/15/2030 –04/15/2030, and a Tennessee Valley Authority, 0.000% due 11/01/2025, valued at $204,000,941); expected proceeds $200,012,444

	0.320%	01/04/2016	01/04/2016	200,000,000	200,000,000

See accompanying notes to the financial statements.

28

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State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – 14.7%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by U.S. Treasury Bonds, 3.125% – 8.000% due 11/15/2021 –02/15/2043, and U.S. Treasury Notes, 1.375% – 3.500% due 02/28/2019 –05/15/2020, valued at $2,225,061,871); expected proceeds $2,225,061,806	0.250%	01/04/2016	01/04/2016	$2,225,000,000	$2,225,000,000
Agreement with Mitsubishi UFJ Securities Co., Ltd. and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Bonds, 2.000% due 11/30/2022, and U.S. Treasury Notes, 0.625% – 2.500% due 12/31/2018 – 11/15/2025, valued at $127,504,277); expected proceeds $125,004,167	0.300%	01/04/2016	01/04/2016	125,000,000	125,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,350,000,000

TOTAL INVESTMENTS(c)(d) – 92.4%					14,810,095,432
Other Assets in Excess of Liabilities – 7.6%					1,213,395,159

NET ASSETS – 100.0%					$16,023,490,591

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

(d)	Also represents the cost for federal tax purposes

See accompanying notes to the financial statements.

29

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments at value and amortized cost (Note 2)	$12,260,095,432
Repurchase Agreements, at value and cost (Note 2)	2,550,000,000

Total Investments	14,810,095,432
Cash	1,375,985,680
Interest receivable	752,063
Prepaid expenses and other assets	19,149

Total assets	16,186,852,324
Liabilities
Investment securities purchased	162,349,056
Management fee payable (Note 3)	614,461
Administration and custody fees payable (Note 3)	354,578
Professional fees payable	29,951
Accrued expenses and other liabilities	13,687

Total liabilities	163,361,733

Net Assets	$16,023,490,591

See accompanying notes to financial statements.

30

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statement of Operations

Year Ended December 31, 2015

Investment Income
Interest	$13,458,047

Expenses
Management fees (Note 3)	6,773,799
Administration and custody fees (Note 3)	1,716,481
Trustees’ fees (Note 4)	201,692
Professional fees	105,193
Printing fees	7,096
Other expenses	117,259

Total expenses	8,921,520

Net Investment Income	$4,536,527

Realized Gain
Net realized gain on investments	106,964

Net Increase in Net Assets Resulting from Operations	$4,643,491

See accompanying notes to financial statements.

31

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income	$4,536,527	$892,563
Net realized gain on investments	106,964	13,831

Net increase in net assets from operations	4,643,491	906,394

Capital Transactions:
Contributions	30,186,959,859	29,375,563,089
Withdrawals	(27,375,980,364)	(24,881,521,721)

Net increase in net assets from capital transactions	2,810,979,495	4,494,041,368

Net Increase in Net Assets	2,815,622,986	4,494,947,762
Net Assets
Beginning of year	13,207,867,605	8,712,919,843

End of year	$16,023,490,591	$13,207,867,605

See accompanying notes to financial statements.

32

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Financial Highlights

		Ratios to Average Net Assets				Net Assets End of Year (000s Omitted)
Year Ended December 31,	Total Return(a)	Gross Operating Expenses	Net Operating Expenses	Net Investment Income
2015	0.03%	0.07%	0.07%	0.03%		$16,023,491
2014	0.01%	0.07%	0.07%	0.01%		$13,207,868
2013	0.03%	0.07%	0.07%	0.03%		$8,712,920
2012	0.08%	0.07%	0.07%	0.08%		$8,621,186
2011	0.04%	0.07%	0.07%	0.04	%(b)	$5,779,444

(a)	Results represent past performance and are not indicative of future results.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

See accompanying notes to financial statements.

33

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements

December 31, 2015

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street U.S. Government Money Market Portfolio (the “Portfolio”). The Portfolio commenced operations on October 17, 2007.

The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation – The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the

34

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

general supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses – Advisory fees and other expenses, which are directly identifiable to a specific portfolio, are applied to that portfolio within the Trust. Trustees’ fees and other expenses which cannot be attributed to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the portfolios within the Trust.

35

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

Repurchase Agreements – The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Federal Income Taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) has reviewed the tax positions for open years as of December 31, 2015, and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the past three years remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Portfolio’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

3.	Related Party Fees

The Trust has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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State Street Master Funds

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Notes to Financial Statements — (continued)

December 31, 2015

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator. A fee is paid by the Portfolio for the administration, sub-administration, custody and transfer agency services SSGA FM and State Street provide. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per fund fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Prior to June 1, 2015, State Street served as a administrator. The administration fees paid by the Portfolio were not changed as a result of the administrator and sub-administrator appointments as of June 1, 2015.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust does not receive compensation from the Trust for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses. However, the State Street Master Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified State Street Master Funds. As of the fiscal year ended December 31, 2015, none of the Independent Trustees participated in the optional deferred compensation program

The Trust’s officers are compensated by the Adviser and its affiliates.

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State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

6.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements and accompanying notes.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

38

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street U.S. Government Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street U.S. Government Money Market Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

39

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Portfolio’s costs in two ways:

•

Actual Expenses.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,000.20	$0.35

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio’s annualized expense ratio for the six months ended December 31, 2015 was 0.07%.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

40

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-251-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-251-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-251-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

41

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

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State Street Master Funds

State Street U.S. Government Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75

43

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 –present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

44

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager – Mutual Fund Compliance, ICMA – Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

45

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVAR IBG-18446

Annual Report

31 December 2015

State Street Master Funds

State Street Treasury Money Market Portfolio

State Street Master Funds

State Street Treasury Money Market Portfolio

Annual Report

December 31, 2015

State Street Master Funds

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Treasury Debt	100.0%
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%

Maturity Ladder*	December 31, 2015
2-30 Days	55.8
31-60 Days	17.1
61-90 Days	13.1
Over 90 Days	14.0
Total	100.0%
Average days to maturity	28
Weighted average life	70

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Amount represents less than 0.05% of net assets.

See accompanying notes to financial statements.

25

State Street Master Funds

State Street Treasury Money Market Portfolio

Schedule of Investments

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.000%	01/07/2016	01/07/2016	$132,100,000	$132,099,945
U.S. Treasury Bill(a)	0.003%	01/07/2016	01/07/2016	45,000,000	44,999,542
U.S. Treasury Bill(a)	0.018%	01/07/2016	01/07/2016	120,000,000	119,999,650
U.S. Treasury Bill(a)	0.050%	01/07/2016	01/07/2016	196,000,000	195,998,367
U.S. Treasury Bill(a)	0.055%	01/07/2016	01/07/2016	53,000,000	52,999,514
U.S. Treasury Bill(a)	0.060%	01/07/2016	01/07/2016	253,000,000	252,997,470
U.S. Treasury Bill(a)	0.235%	01/07/2016	01/07/2016	601,140,000	601,140,000
U.S. Treasury Bill(a)	0.000%	01/14/2016	01/14/2016	553,375,000	553,375,000
U.S. Treasury Bill(a)	0.001%	01/14/2016	01/14/2016	75,000,000	74,999,973
U.S. Treasury Bill(a)	0.020%	01/14/2016	01/14/2016	50,000,000	49,999,639
U.S. Treasury Bill(a)	0.065%	01/14/2016	01/14/2016	27,000,000	26,999,366
U.S. Treasury Bill(a)	0.070%	01/14/2016	01/14/2016	165,000,000	164,995,829
U.S. Treasury Bill(a)	0.072%	01/14/2016	01/14/2016	27,000,000	26,999,293
U.S. Treasury Bill(a)	0.075%	01/14/2016	01/14/2016	81,000,000	80,997,806
U.S. Treasury Bill(a)	0.080%	01/14/2016	01/14/2016	125,000,000	124,996,389
U.S. Treasury Bill(a)	0.095%	01/14/2016	01/14/2016	68,902,000	68,899,636
U.S. Treasury Bill(a)	0.100%	01/14/2016	01/14/2016	86,000,000	85,996,894
U.S. Treasury Bill(a)	0.205%	01/14/2016	01/14/2016	1,000,000,000	999,925,972
U.S. Treasury Bill(a)	0.001%	01/21/2016	01/21/2016	100,000,000	99,999,944
U.S. Treasury Bill(a)	0.005%	01/21/2016	01/21/2016	30,768,000	30,767,915
U.S. Treasury Bill(a)	0.010%	01/21/2016	01/21/2016	163,000,000	162,999,094
U.S. Treasury Bill(a)	0.015%	01/21/2016	01/21/2016	450,000,000	449,996,250
U.S. Treasury Bill(a)	0.180%	01/21/2016	01/21/2016	100,000,000	99,990,000
U.S. Treasury Bill(a)	0.195%	01/21/2016	01/21/2016	650,000,000	649,929,583
U.S. Treasury Bill(a)	0.020%	01/28/2016	01/28/2016	450,000,000	449,993,250
U.S. Treasury Bill(a)	0.140%	01/28/2016	01/28/2016	100,000,000	99,989,500
U.S. Treasury Bill(a)	0.170%	01/28/2016	01/28/2016	900,000,000	899,885,250
U.S. Treasury Bill(a)	0.115%	02/04/2016	02/04/2016	283,000,000	282,969,263
U.S. Treasury Bill(a)	0.118%	02/04/2016	02/04/2016	42,000,000	41,995,339
U.S. Treasury Bill(a)	0.135%	02/11/2016	02/11/2016	250,000,000	249,961,563
U.S. Treasury Bill(a)	0.145%	02/18/2016	02/18/2016	250,000,000	249,951,667
U.S. Treasury Bill(a)	0.140%	02/25/2016	02/25/2016	237,000,000	236,949,308
U.S. Treasury Bill(a)	0.210%	03/03/2016	03/03/2016	200,000,000	199,927,667
U.S. Treasury Bill(a)	0.215%	03/03/2016	03/03/2016	250,000,000	249,907,431
U.S. Treasury Bill(a)	0.240%	03/10/2016	03/10/2016	50,000,000	49,977,000
U.S. Treasury Bill(a)	0.268%	03/10/2016	03/10/2016	92,000,000	91,952,831
U.S. Treasury Bill(a)	0.280%	03/10/2016	03/10/2016	108,000,000	107,942,040
U.S. Treasury Bill(a)	0.255%	03/17/2016	03/17/2016	146,000,000	145,921,403
U.S. Treasury Bill(a)	0.280%	03/17/2016	03/17/2016	300,000,000	299,822,667
U.S. Treasury Bill(a)	0.195%	03/24/2016	03/24/2016	50,000,000	49,977,521

26

See accompanying notes to the financial statements.

State Street Master Funds

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.245%	03/24/2016	03/24/2016	$159,000,000	$158,910,187
U.S. Treasury Bill(a)	0.250%	03/24/2016	03/24/2016	192,103,100	191,992,374
U.S. Treasury Bill(a)	0.250%	03/31/2016	03/31/2016	93,000,000	92,941,875
U.S. Treasury Bill(a)	0.260%	03/31/2016	03/31/2016	210,812,500	210,675,472
U.S. Treasury Note(a)	0.052%	01/31/2016	01/31/2016	70,000,000	70,018,454
U.S. Treasury Note(b)	0.305%	01/01/2016	01/31/2016	595,000,000	594,998,806
U.S. Treasury Note(a)	0.303%	02/29/2016	02/29/2016	300,000,000	299,973,979
U.S. Treasury Note(b)	0.329%	01/01/2016	04/30/2016	307,600,000	307,612,754
U.S. Treasury Note(b)	0.330%	01/01/2016	07/31/2016	80,000,000	80,005,884
U.S. Treasury Note(b)	0.313%	01/01/2016	10/31/2016	280,000,000	279,961,823
U.S. Treasury Note(b)	0.344%	01/01/2016	01/31/2017	238,000,000	237,999,246
U.S. Treasury Note(b)	0.334%	01/01/2016	04/30/2017	121,000,000	121,000,396
U.S. Treasury Note(b)	0.337%	01/01/2016	07/31/2017	231,000,000	230,890,343
U.S. Treasury Note(b)	0.428%	01/01/2016	10/31/2017	100,000,000	99,815,200

TOTAL TREASURY DEBT					11,836,023,564

TOTAL INVESTMENTS(c)(d) – 100.0%					11,836,023,564
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%(e)					1,104,096

NET ASSETS – 100.0%					$11,837,127,660

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

(d)	Also represents the cost for federal tax purposes.

(e)	Amount shown represents less than 0.05% of net assets.

27

See accompanying notes to the financial statements.

State Street Master Funds

State Street Treasury Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments at value and amortized cost (Note 2)	$11,836,023,564
Cash	737,563
Interest receivable	1,226,928
Prepaid expenses and other assets	14,607

Total assets	11,838,002,662
Liabilities
Management fee payable (Note 3)	506,101
Administration and custody fees payable (Note 3)	323,510
Professional fees payable	31,124
Accrued expenses and other liabilities	14,267

Total liabilities	875,002

Net Assets	$11,837,127,660

See accompanying notes to financial statements.

28

State Street Master Funds

State Street Treasury Money Market Portfolio

Statement of Operations

Year Ended December 31, 2015

Investment Income
Interest	$4,368,076

Expenses
Management fees (Note 3)	5,725,045
Administration and custody fees (Note 3)	1,450,726
Trustees’ fees (Note 4)	168,115
Professional fees	100,302
Printing fees	7,040
Other expenses	119,357

Total expenses	7,570,585

Net Investment Loss	(3,202,509)

Realized Gain (Loss)
Net realized gain on investments	119,782

Net Decrease in Net Assets Resulting from Operations	$(3,082,727)

See accompanying notes to financial statements.

29

State Street Master Funds

State Street Treasury Money Market Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(3,202,509)	$(2,505,474)
Net realized gain on investments	119,782	130,828

Net decrease in net assets from operations	(3,082,727)	(2,374,646)

Capital Transactions:
Contributions	26,921,306,751	27,518,525,235
Withdrawals	(25,328,556,655)	(31,826,712,166)

Net increase (decrease) in net assets from capital transactions	1,592,750,096	(4,308,186,931)

Net Increase (Decrease) in Net Assets	1,589,667,369	(4,310,561,577)
Net Assets
Beginning of year	10,247,460,291	14,558,021,868

End of year	$11,837,127,660	$10,247,460,291

See accompanying notes to financial statements.

30

State Street Master Funds

State Street Treasury Money Market Portfolio

Financial Highlights

	Total Return(a)		Ratios to Average Net Assets				Net Assets End of Year (000s Omitted)
Year Ended December 31,			Gross Operating Expenses	Net Operating Expenses	Net Investment Income
2015	(0.04)%		0.07%	0.07%	(0.03)%		$11,837,128
2014	(0.02)%		0.07%	0.07%	(0.02)%		$10,247,460
2013	0.00	%(b)	0.07%	0.07%	0.00	%(b)	$14,558,022
2012	0.02%		0.07%	0.07%	0.02%		$12,712,060
2011	(0.09)%		0.07%	0.07%	(0.03	)%(c)	$12,094,364

(a)	Results represent past performance and are not indicative of future results.

(b)	Amount is less than 0.005%.

(c)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

See accompanying notes to financial statements.

31

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements

December 31, 2015

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Treasury Money Market Portfolio (the “Portfolio”). The Portfolio commenced operations on October 25, 2007.

The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust (the “Board.”) The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general

32

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Portfolio are determined based on Level 2 inputs.

Investment transactions and income recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses – Advisory fees and other expenses, which are directly identifiable to a specific portfolio, are applied to that portfolio within the Trust. Trustees’ fees and other expenses which cannot be attributed to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the portfolios within the Trust.

33

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

Repurchase agreements – The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) has reviewed the tax positions for open years as of December 31, 2015, and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the past three years remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Portfolio’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

3.	Related Party Fees

The Trust has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

34

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator. A fee is paid by the Portfolio for the administration, sub-administration, custody and transfer agency services SSGA FM and State Street provide. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per fund fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Prior to June 1, 2015, State Street served as administrator. The administration fees paid by the Portfolio were not changed as a result of the administrator and sub-administrator appointments as of June 1, 2015.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust does not receive compensation from the Trust for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses. However, the State Street Master Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified State Street Master Funds. As of the fiscal year ended December 31, 2015, none of the Independent Trustees participated in the optional deferred compensation program

The Trust’s officers are compensated by the Adviser and its affiliates.

35

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

6.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements and accompanying notes.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the State Street Treasury Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Treasury Money Market Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

37

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Portfolio’s costs in two ways:

•

Actual expenses.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period.”

•

Hypothetical example for comparison purposes.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$999.80	$0.35

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio’s annualized expense ratio for the six months ended December 31, 2015 was 0.07%.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

38

State Street Master Funds

State Street Treasury Money Market Portfolio

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

39

State Street Master Funds

State Street Treasury Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.

40

State Street Master Funds

State Street Treasury Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75

41

State Street Master Funds

State Street Treasury Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75
Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

42

State Street Master Funds

State Street Treasury Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

43

State Street Master Funds

State Street Treasury Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

44

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator, and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVAR IBG-18444

Annual Report

31 December 2015

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Annual Report

December 31, 2015

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Treasury Debt	70.7%
Treasury Repurchase Agreements	25.1
Other Assets in Excess of Liabilities	4.2
Total	100.0%

Maturity Ladder*	December 31, 2015
Overnight (1 Day)	25.1%
2-30 Days	39.6
31-60 Days	13.5
61-90 Days	7.7
Over 90 Days	9.9
Total	95.8%
Average days to maturity	19
Weighted average life	57

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

25

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value

TREASURY DEBT – 70.7%
U.S. Treasury Bill(a)	0.003%	01/07/2016	01/07/2016	$60,300,000	$60,299,985
U.S. Treasury Bill(a)	0.050%	01/07/2016	01/07/2016	21,000,000	20,999,825
U.S. Treasury Bill(a)	0.055%	01/07/2016	01/07/2016	11,000,000	10,999,899
U.S. Treasury Bill(a)	0.060%	01/07/2016	01/07/2016	31,000,000	30,999,690
U.S. Treasury Bill(a)	0.061%	01/07/2016	01/07/2016	9,000,000	8,999,909
U.S. Treasury Bill(a)	0.235%	01/07/2016	01/07/2016	125,000,000	124,995,104
U.S. Treasury Bill(a)	0.000%	01/14/2016	01/14/2016	32,000,000	32,000,000
U.S. Treasury Bill(a)	0.001%	01/14/2016	01/14/2016	8,000,000	7,999,997
U.S. Treasury Bill(a)	0.020%	01/14/2016	01/14/2016	20,000,000	19,999,856
U.S. Treasury Bill(a)	0.065%	01/14/2016	01/14/2016	7,000,000	6,999,836
U.S. Treasury Bill(a)	0.070%	01/14/2016	01/14/2016	41,000,000	40,998,964
U.S. Treasury Bill(a)	0.072%	01/14/2016	01/14/2016	7,000,000	6,999,817
U.S. Treasury Bill(a)	0.075%	01/14/2016	01/14/2016	20,000,000	19,999,458
U.S. Treasury Bill(a)	0.205%	01/14/2016	01/14/2016	25,000,000	24,998,149
U.S. Treasury Bill(a)	0.010%	01/21/2016	01/21/2016	10,000,000	9,999,944
U.S. Treasury Bill(a)	0.015%	01/21/2016	01/21/2016	50,000,000	49,999,583
U.S. Treasury Bill(a)	0.195%	01/21/2016	01/21/2016	67,000,000	66,992,742
U.S. Treasury Bill(a)	0.020%	01/28/2016	01/28/2016	50,000,000	49,999,250
U.S. Treasury Bill(a)	0.170%	01/28/2016	01/28/2016	75,000,000	74,990,437
U.S. Treasury Bill(a)	0.115%	02/04/2016	02/04/2016	26,100,000	26,097,165
U.S. Treasury Bill(a)	0.117%	02/04/2016	02/04/2016	3,900,000	3,899,567
U.S. Treasury Bill(a)	0.135%	02/11/2016	02/11/2016	20,000,000	19,996,925
U.S. Treasury Bill(a)	0.145%	02/18/2016	02/18/2016	25,000,000	24,995,167
U.S. Treasury Bill(a)	0.140%	02/25/2016	02/25/2016	24,000,000	23,994,867
U.S. Treasury Bill(a)	0.215%	03/03/2016	03/03/2016	30,000,000	29,988,892
U.S. Treasury Bill(a)	0.268%	03/10/2016	03/10/2016	12,000,000	11,993,848
U.S. Treasury Bill(a)	0.280%	03/10/2016	03/10/2016	18,000,000	17,990,340
U.S. Treasury Bill(a)	0.280%	03/17/2016	03/17/2016	50,000,000	49,970,444
U.S. Treasury Bill(a)	0.245%	03/24/2016	03/24/2016	11,000,000	10,993,787
U.S. Treasury Bill(a)	0.250%	03/24/2016	03/24/2016	14,000,000	13,991,931
U.S. Treasury Bill(a)	0.250%	03/31/2016	03/31/2016	5,000,000	4,996,875
U.S. Treasury Bill(a)	0.260%	03/31/2016	03/31/2016	10,000,000	9,993,500
U.S. Treasury Note(a)	0.026%	01/15/2016	01/15/2016	20,000,000	20,002,658
U.S. Treasury Note(b)	0.305%	01/01/2016	01/31/2016	87,000,000	86,999,358
U.S. Treasury Note(a)	0.303%	02/29/2016	02/29/2016	50,000,000	49,995,663
U.S. Treasury Note(b)	0.329%	01/01/2016	04/30/2016	34,500,000	34,501,221
U.S. Treasury Note(b)	0.330%	01/01/2016	07/31/2016	10,000,000	10,000,735
U.S. Treasury Note(b)	0.313%	01/01/2016	10/31/2016	25,000,000	24,994,855
U.S. Treasury Note(b)	0.344%	01/01/2016	01/31/2017	6,000,000	5,999,604
U.S. Treasury Note(b)	0.320%	01/01/2016	04/30/2017	4,000,000	4,000,014
U.S. Treasury Note(b)	0.334%	01/01/2016	04/30/2017	11,430,000	11,430,040

See accompanying notes to the financial statements.

26

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value

TREASURY DEBT – (continued)
U.S. Treasury Note(b)	0.337%	01/01/2016	07/31/2017	$42,000,000	$41,980,285
U.S. Treasury Note(b)	0.428%	01/01/2016	10/31/2017	25,000,000	24,948,078

TOTAL TREASURY DEBT					1,233,028,264

TREASURY REPURCHASE AGREEMENTS – 25.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Note, 1.375% due 02/29/2020, valued at $10,200,037); expected proceeds $10,000,326	0.290%	01/04/2016	01/04/2016	10,000,000	10,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by U.S. Treasury Bills, 0.000% –1.000% due 01/21/2016 – 12/31/2017, U.S. Treasury Bonds, 0.125% –4.500% due 04/15/2016 – 02/15/2036, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, U.S. Treasury Notes, 2.500% –6.875% due 08/15/2023 – 11/15/2028, and U.S. Treasury Strips, 0.000% due 11/15/2016 – 11/15/2021, valued at $56,100,000); expected proceeds $55,001,772	0.290%	01/04/2016	01/04/2016	55,000,000	55,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Note, 2.000% due 09/30/2020, valued at $21,420,044); expected proceeds $21,000,747	0.320%	01/04/2016	01/04/2016	21,000,000	21,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Bill, 0.000% due 01/07/2016, and U.S. Treasury Bonds, 0.125% due 04/15/2016 – 04/15/2020, valued at $113,220,056); expected proceeds $111,004,070	0.330%	01/04/2016	01/04/2016	111,000,000	111,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Bond, 1.250% due 10/31/2018, a U.S. Treasury Note, 0.375% due 07/15/2023, and U.S. Treasury Strips, 0.000% due 05/15/2018 – 05/15/2023, valued at $71,400,090); expected proceeds $70,002,489	0.320%	01/04/2016	01/04/2016	70,000,000	70,000,000

See accompanying notes to the financial statements.

27

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Bond, 6.250% due 05/15/2030, and U.S. Treasury Notes, 0.500% –2.000% due 11/30/2016 – 02/28/2021, valued at $175,373,892); expected proceeds $171,935,113	0.320%	01/04/2016	01/04/2016	$171,929,000	$171,929,000

TOTAL TREASURY REPURCHASE AGREEMENTS					438,929,000

TOTAL INVESTMENTS(c)(d) – 95.8%					1,671,957,264
OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%					72,856,538

NET ASSETS – 100.0%					$1,744,813,802

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to the financial statements.

28

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments at value and amortized cost (Note 2)	$1,233,028,264
Repurchase Agreements, at value and cost (Note 2)	438,929,000

Total Investments	1,671,957,264
Cash	72,833,570
Interest receivable	190,562
Prepaid expenses and other assets	3,896

Total assets	1,744,985,292
Liabilities
Management fee payable (Note 3)	79,110
Professional fees payable	39,795
Administration and custody fees payable (Note 3)	38,274
Accrued expenses and other liabilities	14,311

Total liabilities	171,490

Net Assets	$1,744,813,802

See accompanying notes to financial statements.

29

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Operations

Year Ended December 31, 2015

Investment Income
Interest	$1,081,476

Expenses
Management fees (Note 3)	896,030
Administration and custody fees (Note 3)	227,950
Professional fees	81,390
Trustees’ fees (Note 4)	33,999
Printing fees	7,097
Other expenses	83,087

Total expenses	1,329,553

Net Investment Loss	$(248,077)

Realized Gain (Loss)
Net realized gain on investments	695

Net Decrease in Net Assets Resulting from Operations	$(247,382)

See accompanying notes to financial statements.

30

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment gain (loss)	$(248,077)	$(507,397)
Net realized gain on investments	695	–

Net decrease in net assets from operations	(247,382)	(507,397)

Capital Transactions:
Contributions	8,379,100,091	12,046,302,272
Withdrawals	(9,399,568,878)	(12,033,281,777)

Net increase (decrease) in net assets from capital transactions	(1,020,468,787)	13,020,495

Net Increase (Decrease) in Net Assets	(1,020,716,169)	12,513,098
Net Assets
Beginning of year	2,765,529,971	2,753,016,873

End of year	$1,744,813,802	$2,765,529,971

See accompanying notes to financial statements.

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State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Financial Highlights

	Total Return(a)		Ratios to Average Net Assets				Net Assets End of Year (000s Omitted)
Year Ended December 31,			Gross Operating Expenses	Net Operating Expenses	Net Investment Income
2015	(0.01)%		0.07%	0.07%	(0.01)%		$1,744,814
2014	(0.02)%		0.07%	0.07%	(0.02)%		$2,765,530
2013	0.00	%(b)	0.07%	0.07%	0.00	%(b)	$2,753,017
2012	0.06%		0.08%	0.08%	0.06%		$2,298,541
2011	0.00	%(b)	0.08%	0.08%	(0.01	)%(c)	$1,361,158

(a)	Results represent past performance and are not indicative of future results.

(b)	Amount is less than 0.005%.

(c)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

See accompanying notes to financial statements.

32

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements

December 31, 2015

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Treasury Plus Money Market Portfolio (the “Portfolio”). The Portfolio commenced operations on October 24, 2007.

The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the

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State Street Master Funds

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Notes to Financial Statements — (continued)

December 31, 2015

general supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Portfolio are determined based on Level 2 inputs.

Investment transactions and income recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses – Advisory fees and other expenses, which are directly identifiable to a specific portfolio, are applied to that portfolio within the Trust. Trustees’ fees and other expenses which cannot be attributed to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the portfolios within the Trust.

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State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

Repurchase agreements – The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) has reviewed the tax positions for open years as of December 31, 2015, and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the past three years remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Portfolio’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

3.	Related Party Fees

The Trust has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator. A fee is paid by the Portfolio for the administration, sub-administration, custody and transfer agency services SSGA FM and State Street provide. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per fund fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Prior to June 1, 2015, State Street served as administrator. The administration fees paid by the Portfolio were not changed as a result of the administrator and sub-administrator appointments as of June 1, 2015.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust does not receive compensation from the Trust for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses. However, the State Street Master Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified State Street Master Funds. As of the fiscal year ended December 31, 2015, none of the Independent Trustees participated in the optional deferred compensation program

The Trust’s officers are compensated by the Adviser and its affiliates.

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State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

6.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements and accompanying notes.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the State Street Treasury Plus Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Treasury Plus Money Market Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

38

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Portfolio’s costs in two ways:

•

Actual expenses.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period.”

•

Hypothetical example for comparison purposes.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,000.00	$0.40

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio’s annualized expense ratio for the six months ended December 31, 2015 was 0.07%.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

39

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

40

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.

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State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75

42

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

43

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected:8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager – Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

44

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

45

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVAR IBG-18445

Item 2.	Code of Ethics.

As of the end of the period covered by this report, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that a Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by a Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. As of the end of the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM”). The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Registrant’s Code is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Mr. Richard D. Shirk. Each of the audit committee financial experts is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2015 and December 31, 2014, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $177,600 and $177,600, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2015 and December 31, 2014, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2015 and December 31, 2014 were $39,578 and $39,578, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2015 and December 31, 2014, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2015 and December 31, 2014, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to SSGA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee were approximately $8,024,882 and $7,886,395, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•	To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•	To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•	The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2015 and December 31, 2014, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $26,000,000 and $22,200,000, respectively.

(h)	E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5.	Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board of Trustees approved an Amended and Restated Nominating Committee Charter (the “Charter”) at their February 13, 2014 Board Meeting. The Charter contains procedures related to how shareholders are to submit recommendations for Trustee candidates to the Trusts. Those procedures are as follows:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 13, 2014)

A shareholder of the Trust, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11.	Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 4, 2016

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 4, 2016